LOANID	Unique ID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
XXX	193421808	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payments. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193420547	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, customer called regarding another account. On XX/XX/XXXX, customer called to make a payment. On XX/XX/XXXX, authorized third party called to discuss taxes needed for review. On XX/XX/XXXX, borrower called for assistance with online account access and their 1098 form. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/03/2025
XXX	193421462	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called on XX/XX/XXXX regarding letter and to confirm account status. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420281	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment and stated will make another payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX regarding foreclosure letter. Servicer advised one month due; account is not in foreclosure. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/07/2025
XXX	193421374	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420104	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/09/2025
XXX	193421126	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for instructions on filing an insurance claim for their XXX. On XX/XX/XXXX, borrower called to confirm payment change. On XX/XX/XXXX, borrower called to get insurance information. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower mentioned XXX damage and inquired about filing an insurance claim on XX/XX/XXXX. No date of loss provided. No indication that a claim was ever filed. No other mention of the issue. No updates on repairs. No mention of any new damages from recent XXX disaster.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property is located in a XXX declared disaster area for XXX (XXX) declared on XX/XX/XXXX. No damage evident from this event. However, there is evidence of previous damage.
							06/30/2025	06/18/2025
XXX	193421138	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim check. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower as stamp and go on XX/XX/XXXX and claim is closed. Borrower called XX/XX/XXXX to confirm insurance check was mailed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420886	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they scheduled the payment for a later date due to home repairs. There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower made a promise to pay on an unspecified date. there has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420881	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to open an insurance claim for unknown damage to the property. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance funds in the amount of $X.XX were received for an insurance claim filed on XX/XX/XXXX for unknown damage to the property. The date of loss and type of damage were not noted. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421695	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower was transferred to the insurance tracking center.  On XX/XX/XXXX, a payment of $X.XX was made.  On XX/XX/XXXX, the homeowner intends to sell another property in order to pay off this loan.  On XX/XX/XXXX, the customer requested a copy of the roofing contract since it was lost.  From XX/XX/XXXX to XX/XX/XXXX, the borrower called regarding the claim check status issued in early XXXX for XXX repair.  On XX/XX/XXXX, the homeowner confirmed that the XXX completed the repairs.  The servicer requested a copy of the contract to advance the claim process.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed for XXX damage per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the homeowner confirmed that the repairs were completed; but that the contractor wanted more funds.  On XX/XX/XXXX, the borrower is searching for a check from XXXX for XXX repair.  On XX/XX/XXXX, the claim process is pending a copy of the roofing contract.  There is no evidence that all funds were released or an inspection on file verifying the repair status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/27/2025
XXX	193421503	XXX		3
[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[2] Bankruptcy - BK Filed - No evidence POC filed

[2] Current Status - Bankruptcy

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  On XX/XX/XXXX, the co-borrower called in about being past due and wanted to know how far behind they were.  On XX/XX/XXXX, the co-borrower called in to request assistance to help them get back on track and noted a reduction of income as the reason for default. The co-borrower also noted that the primary borrower passed away in XXXX.  The servicer stated they will follow back up with them in 5-7 days with their options for assistance.  On XX/XX/XXXX, the borrower called in to state they are unable to make the trial amount and was advised they can reinstate the account.  On XX/XX/XXXX, the co-borrower called in to get clarification on the trial payments and the monthly payments and was advised of the reinstatement amount. On XX/XX/XXXX, the co-borrower called in and stated they will make a payment on XX/XX/XXXX as they didn't have the checking information with them.  On XX/XX/XXXX, the co-borrower called in and stated they were not interested in a modification.  On XX/XX/XXXX, the co-borrower called in asking why their payment went up and was advised it was due to an increase in the insurance payment.  There was no other contact with the co-borrower after this date.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  There was also a prior chapter XX bankruptcy that was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420890	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and attempts to contact borrower were unsuccessful. One of the borrowers is deceased and other borrower is making payments on account. Loan is performing.
							06/30/2025	07/08/2025
XXX	193421955	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to confirm that the XXX payment was received. On XX/XX/XXXX the Borrower called to find out if the account is setup on automated payments. On XX/XX/XXXX the Borrower called to advise that the property was slightly damaged from a XXX. Loss mitigation assistance options could not be offered due to the loan being current. On XX/XX/XXXX the Borrower requested a payment extension. The Borrower stated that they fixed a XXX in the XXX and there was no insurance claim. The Borrower is on disability. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to verify that there is a temporary stop payment for this loan. On XX/XX/XXXX the Borrower made a payment. On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment and wanted to discuss the payment history. On XX/XX/XXXX the Borrower requested the interest amounts from XXXX-XXXX for both of their properties. On XX/XX/XXXX the Borrower called to confirm the next due date. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193421159	XXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact at all during review period. Borrower is deceased and there are no known heirs/successors/authorized parties known at this point.
							06/30/2025	07/10/2025
XXX	193421197	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and multiple attempts to contact borrower were not successful. Borrower makes payments online Loan is performing.
							06/30/2025	07/09/2025
XXX	193420789	XXX		3
[3] Occupancy - Vacant

[3] Property Condition - Poor

[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called to find out if there are any benefits offered for the XXX.  The hardship was cited as excessive obligations.  On XX/XX/XXXX, the customer reported an insurance claim and requested a payoff quote.  On XX/XX/XXXX, the escrow account was discussed.  On XX/XX/XXXX, the borrower stated that some repairs were completed but there is no contractor yet.  On XX/XX/XXXX, the homeowner was informed that XX claim checks totaling $X.XX have been received.  On XX/XX/XXXX, the servicer confirmed that a XX check was uploaded to another file for XXX damage.  On XX/XX/XXXX, the agent found XX different claims and one had been opened by mistake.  Permission was granted to merge the documents into XX claim.   On XX/XX/XXXX, the homeowner stated that the insurance companies owe more money to complete the rebuild as the home was deemed unlivable by numerous contractors.  From XX/XX/XXXX to XX/XX/XXXX, the claim status was discussed.  On XX/XX/XXXX, the claim depreciation amount was discussed.  On XX/XX/XXXX, the claim check status was discussed.  On XX/XX/XXXX, the homeowner confirmed receipt of a claim check and advised that sent the quit claim deed.  On XX/XX/XXXX, the borrower promised to send the death certificate.  On XX/XX/XXXX, the customer advised that sent the death certificate via email and requested that the claim check be reissued.  On XX/XX/XXXX, the homeowner requested the payment history from XXX to XXX.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  Claim funds totaling $X.XX were deposited by XX/XX/XXXX.  A second claim for XXX damage that occurred on XX/XX/XXXX from XXX had been filed per notes dated XX/XX/XXXX.   The homeowner stated more funds are owed by the insurance companies and the home was deemed unlivable by numerous contractors per notes dated XX/XX/XXXX.  A total of $X.XX in claim funds has been received per notes dated XX/XX/XXXX.  The claim is classified as stamp and go per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that is trying to rebuild the house.  Claim funds totaling $X.XX were reissued and released on XX/XX/XXXX.  The inspection report has been uploaded, and the claim is pending the waiver of lien signed by the contractor to release the remaining claim funds per notes dated XX/XX/XXXX.  Property repair is in process.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421480	XXX		3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to cancel the scheduled payment. The borrower made a payment on XX/XX/XXXX. The borrower called in for loan status on XX/XX/XXXX. The borrower called in to make a payment on XX/XX/XXXX. The borrower called in for foreclosure status on XX/XX/XXXX. The borrower requested an updated reinstatement quote on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they can resume making payments but asked for help with the missed payments. Contact on XX/XX/XXXX and XX/XX/XXXX was regarding loss mitigation assistance. A denial was issued on XX/XX/XXXX.  Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding reinstatement of the account. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There were XX prior liens reporting on Title. An LOI was issued on XX/XX/XXXX which resolved the issue.  The title issues were resolved as of XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420076	XXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There was no evidence of skip tracing efforts or contact attempts. No detrimental issues were noted. The loan is currently performing.
							06/30/2025	06/17/2025
XXX	193422094	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a promise to pay and stated that the reason for default was due to being ill. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Co-Borrower declined to make a payment by phone and stated that they will make a payment via the web portal. On XX/XX/XXXX the Borrower called to make a payment and stated that the reason for default was due to excessive obligations. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower made a payment and had questions regarding the escrow amount. On XX/XX/XXXX the Borrower made a payment and stated that the reason for default was due to having back surgery. On XX/XX/XXXX the Borrower made a payment and stated that the reason for default was due to their pay schedule. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421139	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for loss draft information. On XX/XX/XXXX, co-borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  New damage claim opened XX/XX/XXXX for unspecified XXX and XXX damage sustained XX/XX/XXXX. Claim check for $X.XX was issued that day. A check for $X.XX was issued on XX/XX/XXXX. Checks for $X.XX and $X.XX were issued XX/XX/XXXX. A check for $X.XX was issued on XX/XX/XXXX. A check for $X.XX was issued on XX/XX/XXXX. Claim was still open as of XX/XX/XXXX, and an inspection was still needed to verify repairs 100% complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420537	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the Borrower called wanted to see the amount to pay to bring the account current. The agent informed the borrower will have to open a work order to get the amount that needs to be paid. advise him that we must have the funds before we can stop the FC. The agent informed the borrower will follow up on XX/XX at XXX regarding payment amount will need to pay. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421015	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to advise that the current insurance company will not cover the XXX repairs on the property. Lender placed insurance was discussed. On XX/XX/XXXX the Borrower called regarding the lender placed insurance. The Borrower has a lawsuit against the prior insurance company, and they explained the court case and XXX repair. The agent instructed the Borrower to contact the lender placed insurance company, but the Borrower declined. There has been no communication with the Borrower from XX/XX/XXXX through XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called to advise that the current insurance company will not cover the XXX repairs on the property. On XX/XX/XXXX the Borrower has a lawsuit against the prior insurance company, and they explained the court case. There is no evidence that the XXX repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420299	XXX		3	[3] Property Damage - XXX - No evidence of resolution [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX a third party called to confirm that the claim documents were received. On XX/XX/XXXX the Borrower called to check on the status of the claim check. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX a third party called to find out why the W9 was not accepted. On XX/XX/XXXX the Borrower called to check on the status of the claim. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX a third party called to schedule the final inspection. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX an authorized third party called to check on the status of the inspection. On XX/XX/XXXX the Borrower called to make a payment and wanted to check on the status of the inspection. On XX/XX/XXXX the Borrower called to check on the status of the inspection. The agent advised that the inspection was ordered on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status if an inspection. On XX/XX/XXXX and XX/XX/XXXX the Borrower called in regard to the status of the claim funds. The agent advised that the checks are still processing. On XX/XX/XXXX the Borrower called to check on the status of the claim checks totaling $X.XX. The agent provided the mailing timeframe. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. A claim check in the amount of $X.XX was received on XX/XX/XXXX. On XX/XX/XXXX a claim check was received in the amount of $X.XX.  A claim check was received on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX a 95% inspection was received. On XX/XX/XXXX the claim checks were endorsed and released. On XX/XX/XXXX the claim was closed. There is no evidence that the repairs were 100% complete.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421456	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193421187	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called in to discuss the status of her loan. Agent advised that it was three payments past due at $X.XX. Co-borrower stated that her intentions are to bring the loan current on her own, and stated that she is going to pull funds from her insurance policy in order to pay back the past due amount. On XX/XX/XXXX, borrower returned call regarding loan reinstatement. Borrower stated they are waiting on an insurance check, and will bring loan current using that. On XX/XX/XXXX, borrower called to bring loan current and to remove their trial modification. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420946	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX a third party called to make the XXX repayment plan. On XX/XX/XXXX an authorized third party called to make a repayment plan payment. On XX/XX/XXXX a third-party called to make a payment and declined to setup the XX/XX/XXXX repayment plan payment.  On XX/XX/XXXX an authorized third-party called to make a payment. There was no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421795	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule the XXX payment for $X.XX. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420043	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to check on the status of the claim. The agent advised that the adjuster's report is missing. On XX/XX/XXXX the Borrower called to find out why the payment was returned due to insufficient funds. On XX/XX/XXXX the Borrower stated that they have been unable to make a payment online and has not been in bankruptcy since XX/XXXX. The agent made a system update and instructed the Borrower to wait 24 hours and try to make the payment again. There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to speak to the insurance department. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to advise that the insurance payment was made to the wrong insurance company. The agent advised that they would request a refund. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  There was a prior Chapter XX, Case #XXX that was filed on XX/XX/XXXX and was discharged on XX/XX/XXXX. There was a prior Chapter XX, Case #XXX that was filed on XX/XX/XXXX and was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the comments indicate that there is $X.XX remaining in restricted escrows and cannot be released until the adjuster' report is received. On XX/XX/XXXX the comments indicate that the initial claim was for XXX damage. The claim filing date and claim amount are unknown.  As of XX/XX/XXXX the servicer is still attempting to obtain the adjuster's report.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421286	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/10/2025
XXX	193421964	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called and scheduled XX payments for $X.XX. The borrower stated can resume making contractual payments but need help paying missed payments. On XX/XX/XXXX, the borrower called to get the amount needed to bring the loan current. The Agent advised $X.XX which covers XX payments and advised the borrower cannot make this payment because the loan is in the FC stage. Must pay the total amount due of $X.XX. The agent will email her the wiring instructions. The borrower stated that they will wire funds later today. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420917	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, successor called to discuss assistance options. On XX/XX/XXXX, successor called regarding total amount due. On XX/XX/XXXX and XX/XX/XXXX, successor called for foreclosure status and reinstatement amount. On XX/XX/XXXX, successor called for wire instructions for reinstatement. On XX/XX/XXXX, successor called regarding an error on a wire payment they sent. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, successor called regarding escrow surplus check being made out to her and not the deceased borrower. On XX/XX/XXXX, servicer made collection call, and /successor could not make payment. On XX/XX/XXXX, successor called for balance information and a payoff quote. On XX/XX/XXXX, servicer made collection call and successor had already sent payment. Auto-draft was also set up. On XX/XX/XXXX, successor called regarding maturity date. On XX/XX/XXXX, successor inquired about a modification. On XX/XX/XXXX,  servicer contacted successor regarding lender place insurance and loan terms. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/21/2025
XXX	193421080	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for escrow analysis. On XX/XX/XXXX, borrower called regarding escrow refund. Biweekly payments also discussed. On XX/XX/XXXX, servicer made collection call. Borrower could not pay at the moment, but had other questions and said they would call back. On XX/XX/XXXX, servicer made collection call, and borrower said they already sent payment. On XX/XX/XXXX, borrower returned collection call and promised to pay before end of grace period. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/31/2025
XXX	193420749	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/10/2025
XXX	193420041	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, customer called to discuss modification. On XX/XX/XXXX, customer called to set up trial modification payment. On XX/XX/XXXX customer returned collection call due to returned check, and customer made payment that day. On XX/XX/XXXX, agent advised customer that failed modification can't be reopened, and that the only options were liquidation or reinstatement. On XX/XX/XXXX, customer called for reinstatement quote. On XX/XX/XXXX, customer called for wire instructions. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420385	XXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, advised the borrower that loan went into foreclosure on XX/XX/XXXX and unable to accept a payment unless it's to reinstate the loan. Borrower discussed automated payments and advised them that once the account is reinstated, they can do automated payments. On XX/XX/XXXX, the borrower requested the wiring instructions to send in the reinstatement amount.  Reinstatement in the amount of $X.XX was received from the borrower.  Per comment on XX/XX/XXXX, it was noted that the foreclosure was closed. On XX/XX/XXXX, the borrower stated that they have been getting calls that told them of a foreclosure sale of XX/XX/XXXX. Advised them that there was no foreclosure on the home and to contact the county to have listing removed. Borrower stated that they would be making a payment online on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420938	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX to get reinstatement quote. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and discuss assistance options. RFD is death of borrower. Borrower called XX/XX/XXXX to change scheduled payment date to XX/XX/XXXX. Repayment plan was approved with payments of $X.XX from XX/XX/XXXX to XX/XX/XXXX. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments. Repayment plan was completed XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower submitted credit dispute on XX/XX/XXXX. Servicer verified account information and issue is resolved. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421422	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to order an inspection. Advised that that one will be scheduled in 3-5 business days, On XX/XX/XXXX, the borrower was advised that an inspection could be processed once the adjuster's report is received. On XX/XX/XXXX, the borrower wanted to change inspectors because the one that was sent out wanted to take pictures of the whole house. On XX/XX/XXXX, the borrower inquired on claim check status and was advised of waiver of lien needed. On XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on final draw and was advised to resent the waiver of lien. On XX/XX/XXXX, the borrower followed up and was advised of waiver being incomplete. On XX/XX/XXXX, the borrower was advised of needing contractor's proposal and waiver of lien. Borrower stated that they sent over the contractor's proposal. On XX/XX/XXXX, the borrower was advised of still needing the adjuster's report and waiver of lien from one of the contractors. Borrower stated that the contractor did not do any of the repair and will get a letter from them confirming this. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower referenced letter in regards to not needing adjuster's report and waiver of lien. Advised the borrower of letter not being received. On XX/XX/XXXX, the borrower inquired about claim check. Advised them of 8-10 business days for processing. On XX/XX/XXXX, final draw was requested and claim check was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on if the proof of insurance was received. Advised the borrower that it has not been received. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Per comment on XX/XX/XXXX, adjuster's report was still needed. Claim check in the amount of $X.XX was received and deposited on XX/XX/XXXX. Comment on XX/XX/XXXX noted that waiver of lien was needed. Comment on XX/XX/XXXX noted 95%+ inspection completed. Claim check was mailed to the borrower on XX/XX/XXXX. No indication of 100% noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420848	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan was in active bankruptcy. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to XX/XX/XXXX regarding modification agreement. Modification was completed on XX/XX/XXXX.Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420025	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and attempts to contact borrower were not successful.  Borrower makes payments online. Loan has been performing for the duration of the review.
							06/30/2025	07/08/2025
XXX	193421832	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed insurance and stated that they would find insurance and pay for it. On XX/XX/XXXX, the borrower stated that they are waiting on funds and will make a payment next week. Borrower also wanted to know how to start an insurance claim. Claim check was received on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed processing time for claim check. Claim check was stamp and go endorsed and was mailed out on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of check being mailed and to allow 8-10 business days. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim documents were received on XX/XX/XXXX. Claim check was received on XX/XX/XXXX in the amount of $X.XX. Claim was noted as stamp and go on XX/XX/XXXX and claim check was mailed to the borrower on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421180	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim. Contact with borrower from  XX/XX/XXXX to XX/XX/XXXX for claim status. On XX/XX/XXXX servicer advised of documents needed to release funds. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX on XX/XX/XXXX. Draw in the amount of $X.XX sent to borrower on XX/XX/XXXX. 95+ inspection received XX/XX/XXXX. Final draw sent to borrower on XX/XX/XXXX and claim is closed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421816	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX servicer called regarding final modification. On XX/XX/XXXX borrower called regarding modification denial. Borrower called XX/XX/XXXX to make trial payment. Borrower called XX/XX/XXXX regarding returned check and made payment. Modification was denied XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment application for XXX and XXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420894	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that XXX payment was mailed on XXX. On XX/XX/XXXX, the borrower stated that their old insurance policy was cancelled and received a refund check. Borrower stated that they will deposit it into the bank account and make an escrow payment. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421209	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will be filing insurance claim for XXX damage. No evidence claim filed or repairs completed. Property was in XXX disaster area XXX for XXX on XX/XX/XXXX. No evidence of additional damage from XXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted on XX/XX/XXXX. Borrower stated will be filing claim. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/27/2025
XXX	193421592	XXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss payment. Borrower called XX/XX/XXXX to discuss fees on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420587	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts were made. Spoke to the borrower on XX/XX/XXXX and they were inquiring on the modification. The customer was informed they are on a trial modification and should get the documents soon. The borrower was able to schedule trial payments and then they were informed after the trial payments they will get a final modification agreement. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX but all trial payments were made for the modification. Contact with the borrower on XX/XX/XXXX and they set up a payment. The customer decided they did not want to do the final modification and declined and stated they will just keep making the payments on the account. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420337	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. Authorized third party called XX/XX/XXXX to discuss payment. Authorized third party called XX/XX/XXXX to discuss billing statement. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to make payment.  called XX/XX/XXXX to discuss escrow account. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193422135	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on where to send claim check to be endorsed. On XX/XX/XXXX, the borrower noted bank fraud and made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420196	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding homeowners insurance. Servicer confirmed master policy was received. Borrower called XX/XX/XXXX regarding payment. Servicer advised payment has not been returned. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421342	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower requested XX payments to be deferred so they can help their brother. Borrower stated that they will follow-up by end of the week to see if it's deemed complete. On XX/XX/XXXX, borrower discussed missing information and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed documents needed. On XX/XX/XXXX, the borrower was advised of application being received on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated that they were busy and requested a call back. On XX/XX/XXXX, the borrower noted having excessive obligations. On XX/XX/XXXX, the borrower noted financial difficulties and submitted a verbal loss mitigation. On XX/XX/XXXX, the borrower was advised of loss mitigation package being completed. On XX/XX/XXXX, borrower was advised of it pending evaluation. On XX/XX/XXXX, borrower was advised of evaluation being complete and eligible for modification. Loan modification was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they were trying to call insurance company for a claim and nobody answered them. On XX/XX/XXXX, borrower advised partial damage on property. On XX/XX/XXXX, the borrower inquired on insurance premium and was provided the amount. Borrower stated that they are trying to get lower insurance amount. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower noted that they needed to make a claim. Comment on XX/XX/XXXX noted partial damage, No indication of actual claim filed or damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421000	XXX		3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and no attempts to contact borrower. Borrower is deceased. Unauthorized third party called XX/XX/XXXX to update mailing address. Loan has been performing for the duration of the review.
							06/30/2025	06/18/2025
XXX	193420046	XXX		2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX, Contact with the borrower on XX/XX/XXXX and they stated going back to work XX/XX/XXXX and plans to make two payments each month to catch up. The customer was informed could pursue loss mitigation options and they stated they will see once they get back to work. Contact with the borrower on XX/XX/XXXX and she stated can contact her back in seven days she was informed of deed in lieu or sale and borrower is not interested in those options and wants to try and catch up due to back to work. The borrower also stated a tree fell on their property and Insurance could not assist. The customer did not state if there was damage. Contact with the borrower on XX/XX/XXXX and they were declined state assistance. The borrower was informed of assistance options to try and catch up. The customer stated can only make one payment today. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The customer is making timely payments. Contact with the borrower on XX/XX/XXXX and discharged bankruptcy was verified. The customer set up a payment on the account. Contact with the borrower on XX/XX/XXXX and they set up a payment. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Notes indicate discharged bankruptcy XX/XX/XXXX unable to determine date filed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421038	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/09/2025
XXX	193420296	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. Authorized third party called and stated will make payment on XX/XX/XXXX. On XX/XX/XXXX servicer offered repayment plan. Authorized third party called XX/XX/XXXX to discuss options on account. Authorized third party called XX/XX/XXXX to make payment. Servicer advised need to be on repayment plan or reinstate loan. Authorized third party called to make payment to reinstate loan. Authorized third party called XX/XX/XXXX regarding escrow analysis. Authorized third party called XX/XX/XXXX to make payment on account. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/28/2025
XXX	193422007	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to know why they could not just make one payment on the account. Advised them that, due to the delinquency, they would need to make XX payments. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Borrower stated that they will call back at the end of the month to make XXX payment. Borrower also noted that they have the house up for sale. It was later noted that the payment was cancelled and the borrower must reinstate the loan. On XX/XX/XXXX, the borrower was advised of the payment stop and that a reinstatement would be needed. Provided reinstatement amount. Borrower stated that they would borrow money to bring the account current. On XX/XX/XXXX, the borrower noted that they would submit the reinstatement on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would be sending the reinstatement today. On XX/XX/XXXX, the borrower stated that they were having difficulties sending the wire. On XX/XX/XXXX, the borrower was advised of loan being reinstated, On XX/XX/XXXX, the borrower stated that they can not access website. On XX/XX/XXXX, the borrower was assisted with logging into website. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420937	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule one payment and stated that they were unable to make a double payment right now. On XX/XX/XXXX, the borrower called to make a payment of $X.XX. The agent advised the borrower of total amount due and borrower stated can only make one payment today. On XX/XX/XXXX, The borrower called to make a payment of $X.XX. On XX/XX/XXXX, the borrower called to make a payment of $X.XX. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193422132	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit disputes were received XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. All disputes were resolved. Borrower called XX/XX/XXXX regarding final trial payment. Loan was modified XX/XX/XXXX. Credit dispute was received XX/XX/XXXX. Servicer researched and information reported is accurate. Issue is resolved. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422133	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan has been performing and no attempts to contact the borrower.
							06/30/2025	07/08/2025
XXX	193421799	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420505	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they mailed a payment on XX/XX/XXXX and has not been posted. Advised them to contact bank regarding status of payment. On XX/XX/XXXX, authorized third party inquired on payment increase. Advised them of payment change effective for XX/XX/XXXX. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422069	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim check. Insurance claim was filed for unspecified damages noted on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released as stamp and go on XX/XX/XXXX; claim is closed. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding claim and claim funds. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding late payments and disputed credit reporting. Servicer advised to send in written request. Borrower called XX/XX/XXXX to make payment and called XX/XX/XXXX to confirm payment was posted to account and discuss credit reporting. Research indicated that all reporting was correct and issue was resolved on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421645	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, The borrower called to request the 1098, be sent via email. On XX/XX/XXXX, the borrower called and stated need the 1098. The Borrower stated submitted a request before and has not received it. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior BK: Chapter XX, Filed: XX/XX/XXXX, case # XXX, Discharged XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420100	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The customer was in a contested foreclosure and the foreclosure was rescinded due to they completed the terms of their trial modification. Contact on XX/XX/XXXX with the borrower and they stated they got the final modification documents and will get them notarized. The customer wanted to know if they could place a check with the modification documents and they were advised they could be a cf check. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/17/2025
XXX	193420029	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they mailed in the documents relating to the new insurance. On XX/XX/XXXX, the borrower request new analysis due to updated insurance policy. Advised them of 30 days to do so. On XX/XX/XXXX, the borrower stated that they are being XX billed for insurance. Advised them that only XX payment is reflected. Advised them that they can send in a written request for a dispute. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421720	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will bring account current by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Credit dispute was received on XX/XX/XXXX. Servicer corrected payment history and issue is resolved. Borrower called XX/XX/XXXX regarding change in escrow payment. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding credit dispute. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421710	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were 0 contact attempts and no contact with the borrower. Loan is performing.
							06/30/2025	06/27/2025
XXX	193420638	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan was in active bankruptcy. Bankruptcy was discharged XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Property was in XXX disaster area noted on XX/XX/XXXX. There is no evidence of property damages. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/02/2025
XXX	193421901	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. XXX damage was noted with a date of loss of XX/XX/XXXX. On XX/XX/XXXX, the borrower requested mailing address to send in a payment. On XX/XX/XXXX, the borrower discussed returned payment and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed claim check and was advised to send claim check and adjuster's report and provided them with the processing times. On XX/XX/XXXX, the borrower discussed loss draft process and stated that they referenced thieves since the funds won't be released. Advised them that the 100% inspection was received and that they will need the contractor's conditions. On XX/XX/XXXX, the borrower was advised that the claim check was mailed on XX/XX/XXXX and to allow 8 to 10 business days. On XX/XX/XXXX, the borrower wanted to know if the payment was received and advised them that the payment has not been drafted. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/30/2025
XXX	193420031	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and complete the disclosure. No contact from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to set up a payment and start ach in XXX. Contact with the borrower on XX/XX/XXXX and confirmed they are set up for ach. The customer was informed will refer for homeowner insurance. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan remained performing. Contact with the borrower on XX/XX/XXXX regarding their insurance information. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy filed and closed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2024
XXX	193421682	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to report new insurance claim. Claim was filed for XXX damage, date of loss XX/XX/XXXX. On XX/XX/XXXX borrower stated has claim funds in the amount of $X.XX. File is pending receipt of claim check and adjuster's report. No evidence of funds received by servicer or that repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. On XX/XX/XXXX borrower stated has claim funds in the amount of $X.XX. File is pending receipt of claim check and adjuster's report. No evidence of funds received by servicer or that repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193422174	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called and stated that cannot make payment at this time but will make an additional payment to bring account current. On XX/XX/XXXX, the borrower called to schedule a payment. No additional contact, Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421431	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower or attempts to contact borrower. Loan was in active chapter XX bankruptcy at start of review and bankruptcy was discharged on XX/XX/XXXX. Borrower makes payments online. Loan is performing.
							06/30/2025	07/12/2025
XXX	193422153	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for reinstatement quote. On XX/XX/XXXX, borrower called for total amount due, which agent provided. Borrower stated that she sent in three cashiers checks totaling $X.XX. She was not interested in options available and planned to bring the loan current on her own using 401k funds. On XX/XX/XXXX, borrower cited excessive obligations and that they were seeking assistance through a third party. On XX/XX/XXXX, borrower called for account status, and agent advised there was no foreclosure yet and no sale date. Modification was being evaluated. On XX/XX/XXXX, borrower called to discuss modification requirements. On XX/XX/XXXX, borrower promised to make second trial payment, and cited property damage as reason for default. Borrower said they were repairing themselves, and that they were almost done. On XX/XX/XXXX, borrower called regarding final modification agreement and final trial payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower stated they had damage from an XXX and XXX, but were doing the repairs themselves. Borrower said repairs were almost complete. No claim filed, and no inspection verifying repairs were 100% complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422134	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. XXX damage was noted with a date of loss of XX/XX/XXXX. On XX/XX/XXXX, authorized third party advised that they would e-mail the XX waivers of liens. On XX/XX/XXXX, authorized third party was advised of waiver of lien being received on XX/XX/XXXX and advised them of processing time frames. On XX/XX/XXXX, borrower inquired on status claim and was advised of processing times. 100% inspection was noted on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193420060	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Inbound call from Successor in Interest (SII), who called regarding the account and wanted to know the least that can be paid on the account. The agent advised of XX payments. The SII stated will get with family member and see if they can help with the payments. On XX/XX/XXXX, an inbound call from SII calling about loan. The agent advised that the loan is due for XX payments of $X.XX. The SII requested a Payoff with a good through date of XX/XX/XXXX to be emailed. On XX/XX/XXXX, The SII called to follow up on Payoff and the agent advise to allow 24 – 48 business days. On XX/XX/XXXX, The SII is calling to take care of the past due balance on the account and to make a lump sum payment on the Principal Balance. On XX/XX/XXXX, SII called to make sure account is current and if can make payment before the due date. On XX/XX/XXXX, The SII called to follow up on why they did not receive a Billing Statement. In XX/XX/XXXX, The SII called regarding the Insurance Claim they filed. On XX/XX/XXXX, The SII called and had questions on the Insurance Claim. The agent transferred call to Loss Draft. On XX/XX/XXXX, The SII called regarding the Loss Draft check and was transferred to correct department. On XX/XX/XXXX, The SII called to make a payment. On XX/XX/XXXX, the SII called and wanted to know why they are being told is in Bankruptcy. The Agent advised the Bankruptcy Notice is for informational purposes only as stated at end of paragraph. On XX/XX/XXXX, The SII called to make a payment. On XX/XX/XXXX, The SII called and was advised next payment due for XX/XX/XXXX. The SII called about the W-9 Form for the Escrow surplus check. On XX/XX/XXXX, The SII called and said sent in the W-9 and is asking for the Escrow surplus check for $X.XX, to be issued in SII name. On XX/XX/XXXX, the SII called to schedule a payment for $X.XX. XX/XX/XXXX, The SII called regarding the escrow refund. The agent advises the request was submitted. On XX/XX/XXXX, Inbound call spoke to SII and gave an update on reissue of escrow surplus. On XX/XX/XXXX, The SII called to see if the Escrow refund was sent. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, The SII called to schedule a payment of $X.XX. On XX/XX/XXXX, The SII called to find out why the payment increased. The agent explains due to Escrow shortage and ARM change. On XX/XX/XXXX, The SII called to schedule a payment of $X.XX. On XX/XX/XXXX, The SII called to schedule the XXX payment. No additional contact, Loan is performing  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421869	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated payment was mailed. Borrower called XX/XX/XXXX to make payment on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420097	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were interested in loss mitigation options. The borrower stated they were reviewed back in XXXX and never heard back. The customer was informed they were approved in XXXX and never made the trial payments. The borrower stated they were in a car accident in XX/XXXX and they were not aware. Contact with the borrower on XX/XX/XXXX and they are interested in the modification but the customer had concerns due to they went through a divorce and remarried and was considered about the title. The borrower was informed as long as they have the divorce decree they should be fine. Contact with the borrower on XX/XX/XXXX and they stated the trial payment for XX/XX/XXXX will be returned. The customer was informed will take another payment and they were informed of the future trial payments. The customer stated they will call the payments in. Contact with the borrower on XX/XX/XXXX and they were informed of the payment due and the customer stated they made the payment. The customer was made aware of future payments. Contact with the borrower on XX/XX/XXXX and they were informed waiting on the documents for the modification. The customer stated they were sent and it was approved XX/XX/XXXX and they were informed it is updated. The customer also stated the most recent payment has not been taken out and he was informed they will be notified before it is returned. Contact with the borrower on XX/XX/XXXX checking the status on the account and they were notified the last payment returned and the customer wanted to set up a new payment. Contact with the borrower on XX/XX/XXXX and they were informed the modification documents are being prepared. The customer also had escrow questions and they were informed taxes are being paid and the account is escrowed. Contact with the borrower on XX/XX/XXXX and they had questions about the fees and they were informed it was delinquency fees. The customer also inquired on a mobile notary and they were informed to keep making the trial payments. Contact with the borrower and they were inquiring on the notary and they were informed they can contact them. The customer stated they were not aware and the documents were due yesterday. The borrower was informed to keep making the payments until the documents are sent in, Contact with the borrower on XX/XX/XXXX and they stated unable to get in contact with the notary and they were informed will contact them to call them. Contact with the borrower on XX/XX/XXXX and they were informed will need to send a letter in writing to request a mobile notary. Contact with the borrower on XX/XX/XXXX and they wanted to make post modification payment and they were informed the executed agreement never came in. The customer stated they have not had time to draft a letter for a mobile notary. The customer was informed of the attorney generals homeowner helpline. The borrower stated they will contact their agent. Contact with the borrower on XX/XX/XXXX and they wanted to make a payment and state the last agent was rude to them. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and confirmed payments were returned on XX/XX, XX/XX and XX/XX. Contact with the borrower on XX/XX/XXXX and they were upset about the terms of the modification. The were under the impression the principal balance would be the same as the agreement noted back in XXXX. The customer was informed they signed the new agreement. The customer requested a manager and the manager stated the terms can not be changed and the agreement was executed. The borrower stated they will be contacting an attorney. Contact with the borrower on XX/XX/XXXX and they were requesting a copy of the welcome letter. No further contact and the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The borrower has discharged bankruptcy XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421767	XXX		3
[3] Loan has evidence of title issue(s).

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. On XX/XX/XXXX borrower called to make payment. RFD cited as illness of borrower's family.  Borrower called XX/XX/XXXX for assistance options on account. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding modification review. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Subject mortgage is not in first lien position noted on XX/XX/XXXX. No evidence of satisfaction or release of lien.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Repairs to property for code purposes noted on XX/XX/XXXX. Specifics of damage not stated. No evidence claim filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420063	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for reinstatement quote. On XX/XX/XXXX, borrower requested line by line breakdown of legal fees from foreclosure. On XX/XX/XXXX, borrower called for reinstatement amount, and agent referred them to loss mitigation. On XX/XX/XXXX, borrower called for foreclosure status. On XX/XX/XXXX and XX/XX/XXXX, borrower called to follow up on reinstatement quote. Agent stated that it was still being worked on. On XX/XX/XXXX, borrower called for general loan information. On XX/XX/XXXX, borrower called to go over payment history. On XX/XX/XXXX, borrower called regarding legal fees from prior foreclosure. Agent instructed them on how to send a written dispute. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421079	XXX		3	[3] Occupancy - Vacant [3] Property Condition - Poor [3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss modification, and stated that they were looking into assistance from third party. On XX/XX/XXXX, borrower called for reinstatement quote and promised to bring loan current. On XX/XX/XXXX, agent informed borrower of foreclosure sale date. On XX/XX/XXXX, borrower called for foreclosure status and reinstatement quote. On XX/XX/XXXX, borrower called for wire instructions. On XX/XX/XXXX, borrower called for total amount due and payoff quote. On XX/XX/XXXX, borrower called stating this was rental property that is currently vacant, and that they were in the hospital for 6 weeks and just getting back to work. Property is not for sale yet, but they plan to sell the home eventually. Borrower stated he's going thru an eviction process with another property, as the tenants have not been paying him. Borrower was interested in a repayment plan, but would not be able to start until XXX as he was going back to work soon, but needs some time before they receive paychecks. On XX/XX/XXXX, borrower called regarding reinstatement quote. On XX/XX/XXXX, agent called to inform borrower of returned payment. Borrower then scheduled a new payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Door knock results on XX/XX/XXXX noted that property was in poor condition with unspecified visible damages to the exterior. No subsequent evidence of any claim being filed or any repairs being done.  Property repairs have not started.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420694	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated will return the modification documents if they need assistance. Contact with the borrower on XX/XX/XXXX and they will make a payment. From XX/XX/XXXX to current all contacts have been made with unauthorized third party who was informed they need to send in the documentation that they are the executor of the estate. The customer passed away and a death certificate was received on XX/XX/XXXX. The unauthorized party has made monthly calls but no record the documents were sent in. The loan has remained performing. There was damage noted to the property from XXX on XX/XX/XXXX. Recent comments show final draw was sent on XX/XX/XXXX to the borrowers estate and inspection was completed and repairs made to the property.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193422027	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, an authorized third party called for the total amount due and promised to pay. On XX/XX/XXXX, agent made collection call, and borrower promised to make payment in the next two weeks after they get paid. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421737	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193420672	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make XX payments and requested their contact agent, who was not available. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421416	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact in XX/XX/XXXX and dialer attempts were made. Contact on XX/XX/XXXX with the borrower and they wanted to know if ach is active and the customer was informed it is not active. The customer stated they have made multiple payments and they were informed to send in the ach forms. The customer then requested to speak to the insurance department. Contact with the borrower on XX/XX/XXXX and they were informed the payment came back nsf and they stated will contact their bank. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan remained performing. Contact with the borrower on XX/XX/XXXX and they stated they rented the house and they want to refinance and not sure if they took out a loan. The customer was informed they were transferred in XXXX and do not have the closing documents but normally would show as a second and there was a modification done. The customer stated will wait on the closing documents. No further contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420487	XXX		3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called to make payment. On XX/XX/XXXX, authorized third party called for lender placed insurance information and on cancelation of mortgage insurance. On XX/XX/XXXX, authorized third party called for status of insurance claim, which was still open. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Unspecified XXX damage sustained on XX/XX/XXXX. New claim received XX/XX/XXXX. Loss draft check deposited XX/XX/XXXX for $X.XX. No further updates provided regarding claim or repair status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421131	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and their income was impacted by the storms. The customer is interested in the modification and stated is going to try and get a loan from his 401 K. Contact with the borrower on XX/XX/XXXX and they wanted the number for the insurance department they want to file a claim for a tree falling on their car. No damage to the home noted just the borrowers car. The customer declined to make a first trial payment and will contact back. Contact with the borrower on XX/XX/XXXX and they wanted to know the number for the hazard Insurance department. The customer stated they will pay online. The borrower stated will be getting their own Insurance and they were informed to send in information when they get it. Contact with the borrower on XX/XX/XXXX and they confirmed they had a reduction in income. Contact with the borrower on XX/XX/XXXX and they were having trouble making the final payment online. The customer was informed the online is suspended while there is an active modification. Contact with the borrower on XX/XX/XXXX and they were informed they can do on online notary and email will be sent. The customer was informed need the final modification documents back by XX/XX/XXXX. The borrower stated they will get it done today. Contact with the borrower on XX/XX/XXXX and they were having trouble with the online notary and stated they will go to their bank or a local UPS Store. Contact with the debtor on XX/XX/XXXX and explained follow and modification completed with effective date XX/XX/XXXX. No further contact with the borrower and the loan remained current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420386	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX, borrower discussed modification trial payment. On XX/XX/XXXX, borrower called to find out when first trial payment was due, and advised that they were impacted by XXX. On XX/XX/XXXX, borrower promised to pay. On XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX and XX/XX/XXXX, borrower discussed trial modification terms. On XX/XX/XXXX and XX/XX/XXXX, borrower promised to pay and asked to speak with loss draft department. On XX/XX/XXXX, borrower called to follow up on loss draft draw, and requested to speak to a supervisor. On XX/XX/XXXX, borrower promised to pay online. On XX/XX/XXXX, borrower called to schedule XX payments, XX for that day and XX for XX/XX/XXXX. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  New claim received XX/XX/XXXX. Damages not specified. Date and cause of loss not specified. Servicer has been trying to get estimate of damages since XX/XX/XXXX to no avail. Draw checks for $X.XX and $X.XX were issued XX/XX/XXXX. No further updates regarding claim status or repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420909	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior XX/XX/XXXX. On XX/XX/XXXX, the borrower called and wanted to know why they received a letter. The agent advised the XX/XX RPP payment was not made. The borrower wanted to know if can make it again. The agent advised it is not guaranteed. The borrower was not they can make XX payments and is going to call back. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421205	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, servicer called to collect payment, which borrower then made. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, On XX/XX/XXXX and XX/XX/XXXX, co-borrower called to make payment. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421516	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing.
							06/30/2025	07/10/2025
XXX	193420575	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior XX/XX/XXXX. On XX/XX/XXXX, The borrower called in and said the Web Portal shows the payment amount is $X.XX, which is not accurate. The agent informed borrower that it is the total of XX payments. The borrower also said has a notice of secure messages and is not able to access.  The agent offered to troubleshoot, and borrower declined. Borrower also declined Modification evaluation and declined RPP and will pay the XX payments of $X.XX by XX/XX/XXXX. On XX/XX/XXXX, The borrower called and wanted to know what needs to be paid to get caught up on the mortgage. The agent supplied the information. On XX/XX/XXXX, Borrower called upset and frustrated trying to get to the Claims Department. The agent transferred the call. On XX/XX/XXXX, the borrower called for a Payoff quote as of XX/XX/XXXX. On XX/XX/XXXX, the Borrower called and said thought the deferral was to charge off the Balance. The agent advised this is placed at the end of the loan it was not charged off. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420228	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Claim was filed XX/XX/XXXX for unspecified damages. Claim funds received XX/XX/XXXX in the amount of $X.XX. Borrower called XX/XX/XXXX and requested 50% inspection for damage claim. Borrower called XX/XX/XXXX for status of inspection results. Borrower called XX/XX/XXXX for inspection results. 80% inspection received XX/XX/XXXX. 100% inspection received on XX/XX/XXXX. Authorized third party called XX/XX/XXXX and requested final draw. Borrower called XX/XX/XXXX regarding insurance claim. Servicer advised funds have been approved and requested. Final draw was sent XX/XX/XXXX and claim is closed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/02/2025
XXX	193421407	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact until XX/XX/XXXX, when borrower promised to make payment online. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420800	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower’s executor of estate had an account related inquiry. On XX/XX/XXXX, the borrower’s executor of estate had an account related inquiry. On XX/XX/XXXX, the borrower promised to reinstate their loan. On XX/XX/XXXX, the borrower’s executor of estate had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested probate documents. On XX/XX/XXXX, the executor of estate had an account related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420190	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and attempts to contact borrower were not successful.  Borrower makes payments online. Loan has been performing for the duration of the review.
							06/30/2025	07/08/2025
XXX	193421074	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to confirm that the bankruptcy was discharged. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420288	XXX		3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, on XX/XX/XXXX, due to XXX damage. As of the review date, there is no indication that the loss draft claim was filed or that repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing.
							06/30/2025	07/08/2025
XXX	193421465	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/10/2025
XXX	193422100	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called regarding payment increase. Servicer went over escrow analysis. Borrower called XX/XX/XXXX regarding homeowners insurance policy. Borrower called XX/XX/XXXX regarding insurance policy. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193422166	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing.
							06/30/2025	07/08/2025
XXX	193422181	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX t make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and requested copy of payment history. Borrower called XX/XX/XXXX regarding maturity date on account. Servicer advised date was extended when loan was modified in XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421298	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower called in to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420457	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident during review period. Property located in a disaster area designated by XXX for XXX (XXX) declared on XX/XX/XXXX.  No resulting damage noted.
							06/30/2025	06/25/2025
XXX	193420823	XXX		3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior XX/XX/XXXX. On XX/XX/XXXX, The borrower called in regarding the letter they received about Maturity Date coming and what is owed. Agent advised of deferred Principal and Interest. On XX/XX/XXXX, The borrower called and advised they were unable to make payment online. The agent advised online payment access is suspended as Modification Agreement has been sent. Advised once the agreement is returned and Mod is recorded, they can resume making payments online. The borrower understood and the agent offered to schedule payment over the phone. Setup payment for XX/XX in amount $X.XX, using checking on file. Inquired when they anticipate on having agreement notarized and returned. The borrower informed the agent they will complete it tomorrow. Advised will monitor the Mod return. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment XX/XX/XXXX: Property Preservation: XXX Damage Found - XXX inspection. Minor possible damage to XXX. Property is occupied.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX: XXX Declared Disaster Number XXX declared XX/XX/XXXX. XXX.
							06/30/2025	07/12/2025
XXX	193421749	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated would not be able to make payment. RFD cited as curtailment of income due to storm. Borrower called XX/XX/XXXX called to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding fees on account. Servicer advised of legal fees on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421990	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer made collection call, and co-borrower set up payment for the following day. On XX/XX/XXXX, co-borrower promised to pay. On XX/XX/XXXX, servicer made a collection call. Co-borrower cited a death in the family, but promised to pay by XX/XX/XXXX. On XX/XX/XXXX, co-borrower called for assistance making online payment. On XX/XX/XXXX, servicer made a collection call, and co-borrower said she always makes her payment on the XX of every month, so she was annoyed by the constant phone calls.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420658	XXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding foreclosure letter and requested reinstatement quote. Borrower called XX/XX/XXXX for loan status and confirmed reinstatement was received. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420852	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower asked about loss mitigation assistance and cited the reason for default as loss of income. On XX/XX/XXXX, the borrower made the second trial payment. On XX/XX/XXXX, the borrower called in for account status. The borrower promised to make the third trial payment by the XXX. On XX/XX/XXXX, the borrower called in about the insurance check that was received for XXX damage. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421352	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX-XX/XX/XXXX. Borrower called XX/XX/XXXX for account status. Servicer advised account is in foreclosure and offered modification. Borrower called XX/XX/XXXX and accepted trial plan. Borrower called XX/XX/XXXX regarding final modification agreement. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421520	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, co-borrower called to update their information and discuss their statement. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/02/2025
XXX	193421072	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, The borrower called in to make a payment and was advised it was not enough and advised the borrower of the total amount due. On XX/XX/XXXX, the borrower called regarding the status of the Loss Mitigation and wanted to make sure the payment processed was returned since the account entered foreclosure status for this account. Advised of the repayment plan for this account. On XX/XX/XXXX, the borrower called and said will send the Reinstatement amount on XX/XX to bring the loan current. On XX/XX/XXXX, The borrower called in and agent advised the borrower of the information needed for XXX and Wire information. On XX/XX/XXXX, The Borrower called and advised has the Reinstatement quote to send the Bank wire. Spoke with Borrower, advised they just completed the Wire for Reinstatement. Advised once funds are posted will notify the Foreclosure Attorney to lift Foreclosure status. On XX/XX/XXXX, The borrower called to confirm account was fully reinstated. On XX/XX/XXXX, Spoke to the borrower and provided XXX. On XX/XX/XXXX, The borrower inquired about the payment for the account which will be made on XXX. On XX/XX/XXXX, the borrower called to request information on doing a Refinance on loan. Agent informs borrower of XXX. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420094	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and attempts to contact borrower were unsuccessful. On XX/XX/XXXX potential Successor and unauthorized third party called and stated borrower is deceased. Loan is performing.
							06/30/2025	06/11/2025
XXX	193421161	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower asked for an updated reinstatement quote. On XX/XX/XXXX, the borrower asked about loss mitigation assistance and requested an updated reinstatement quote.  Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding reinstatement. The borrower called in to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421477	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan was performing. On XX/XX/XXXX the Co-Borrower called to advise that they received an escrow check and was transferred to the insurance department. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421272	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, outbound call to authorized third party/daughter for required successor documents and death certificate. On XX/XX/XXXX, authorized third party/daughter discussed tax bill and lender placed insurance policy, No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	02/27/2025
XXX	193421148	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment was already made. Borrower called XX/XX/XXXX and XX/XX/XXXX and stated payments are not being applied properly. Borrower called XX/XX/XXXX to confirm payment. Borrower called XX/XX/XXXX to dispute payments and credit reporting; stated that because servicer did not post payments correctly her credit is reporting late. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding payment and credit dispute issues. Issue was resolved on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm homeowners insurance was paid. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421040	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower wanted to know if the $X.XX check was received. On XX/XX/XXXX the Borrower stated that they were not able to setup the XXX and XXX payment at this time. On XX/XX/XXXX the Borrower stated that they mailed in XX checks. On XX/XX/XXXX the Borrower called to advise that they sent in a payment via XXX. On XX/XX/XXXX the Borrower called to confirm that their checks were received. On XX/XX/XXXX the Borrower called to confirm that the $X.XX check that they sent in was received. On XX/XX/XXXX the Borrower called to confirm the next due date, and the suspense funds were discussed. On XX/XX/XXXX the Borrower made a promise to pay upon receipt of available funds. The reason for default was due to business failure. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment and was told to send in a written request if they want to waive the late fees. On XX/XX/XXXX the Borrower called to discuss the late fee and made a payment. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to verify the next due date and made a payment. On XX/XX/XXXX the Borrower called to make a payment and requested a XX-month payment history. On XX/XX/XXXX the Borrower was advised that the loan is paid up until XXX. On XX/XX/XXXX the Borrower called to discuss insurance options that will cover the entire property. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/15/2025
XXX	193420062	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower and authorized third party called for payoff and reinstatement quotes. On XX/XX/XXXX, authorized third party called to follow up on reinstatement quote. On XX/XX/XXXX, authorized third party called for a payoff figure. On XX/XX/XXXX, authorized third party called to wire reinstatement of $X.XX and confirm receipt and close/bill foreclosure. On XX/XX/XXXX, borrower said they would be sending money order, payment and agent provided mailing address. No further contact evident/
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/09/2025
XXX	193420168	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and discuss assistance options on account. Borrower called XX/XX/XXXX to report XXX damage and confirmed total amount due. No evidence claim was filed or damages repaired. Borrower called XX/XX/XXXX regarding reinstatement wire. Borrower called each month from to XX/XX/XXXX to XX/XX/XXXX to make payments on account. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX damage noted on XX/XX/XXXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421266	XXX		3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower requested a reinstatement quote. On XX/XX/XXXX the Borrower called to obtain the wire instructions to reinstate the account. The reason for default was due to excessive obligations. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicate that there is a senior lien on title that was not satisfied or released. A title claim was sent on XX/XX/XXXX and a letter of indemnification was received. There is no evidence that a satisfaction/release was received.  The title issues were resolved as of XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420048	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called to discuss suspense funds. On XX/XX/XXXX, co-borrower requested total amount due. On XX/XX/XXXX, authorized third party called to make a payment and advised that the primary borrower had passed away. Agent requested death certificate. On XX/XX/XXXX and XX/XX/XXXX, authorized third party called for a payoff quote. On XX/XX/XXXX, authorized third party called to follow up on payoff. On XX/XX/XXXX, authorized third party called to discuss billing statement. On XX/XX/XXXX, borrower called to make a payment, but call disconnected. On XX/XX/XXXX, co-borrower called for loan balance. On XX/XX/XXXX, co-borrower called for insurance carrier information. On XX/XX/XXXX, authorized third party called to request the most recent billing statement. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/03/2025
XXX	193420276	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss refinance options. Borrower called XX/XX/XXXX to discuss modification options. RFD cited as excessive obligations. Borrower called XX/XX/XXXX to confirm documents were received. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated was affected by XXX; XXX and caused damage to XXX. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Borrower called XX/XX/XXXX regarding modification or forbearance due to XXX. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim and repairs. 95%+ inspection completed on XX/XX/XXXX. Claim was closed XX/XX/XXXX. Borrower called XX/XX/XXXX to make trial payment. Borrower called XX/XX/XXXX regarding final modification agreement. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420477	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower inquired about the payments. On XX/XX/XXXX the Borrower stated that the property was damaged by a XXX disaster. The property has a damaged XXX and XXX. A claim was not filed due to the deductible being more than the repair cost. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to confirm when the last payment was made. On XX/XX/XXXX the Borrower called to make a payment. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that the property was damaged by a XXX disaster. The property has a damaged XXX and XXX. A claim was not filed due to the deductible being more than the repair cost.  On XX/XX/XXXX and XX/XX/XXXX a property preservation inspection reported that the property has XXX and XXX damage. The property is occupied so no action was taken.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420308	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, authorized third party/spouse called to make a payment. On XX/XX/XXXX, authorized third party/spouse called saying they are retaining a lawyer to dispute past due amount, noting that he has been paying only $X.XX in a negotiated bankruptcy. Agent advised that the bankruptcy was discharged and therefore payments revert back to the note and escrow analysis. Customer then wanted to make a partial payment, and agent said they could not due to being XX payments past due. Agent offered assistance options or taking a full payment, which customer could not do. Customer said they would call back in a couple of days, and agent informed them of dispute process. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420602	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that the due dates are incorrect and requested to speak with a supervisor. A payment was made by phone. On XX/XX/XXXX the Borrower called to check on the status of the audit claiming that they do not owe XX payments. The agent advised that the bankruptcy discharge is still in process. On XX/XX/XXXX an agent contacted the Borrower to discuss the delinquent amount due. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that they just made a payment, and they are trying to gather funds to make the XXX payment. On XX/XX/XXXX the Borrower called to schedule a payment. The agent advised that the bankruptcy has been discharged, and they could contact customer service in the future. On XX/XX/XXXX the Borrower stated that they sent in a payment via billpay. On XX/XX/XXXX the Borrower made a promise to pay. On XX/XX/XXXX the Borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422011	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the status of the claim. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower called to make a payment and declined assistance. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payment increase. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No further contact noted the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported a unspecified claim from prior to the review. The borrower advised did not want anyone at the property for the inspection. No final completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420753	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they sent in a payment. On XX/XX/XXXX the Borrower called to discuss the loan status and a payment plan. The Borrower was unemployed and returned to work on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to discuss the next step in the modification process. On XX/XX/XXXX the Borrower called to obtain the next payment due date and stated that the reason for default was due to a curtailment of income. On XX/XX/XXXX the Borrower called to discuss an equity loan. There was no further communication with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the servicer tried to contact the Borrower to follow-up on the XXX claim for XXX damage. There is no evidence that the repairs were complete or that the claim was approved/denied.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/03/2025
XXX	193420462	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower scheduled a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX loss mitigation was discussed. On XX/XX/XXXX modification denied. On XX/XX/XXXX the loan was referred to foreclosure. On XX/XX/XXXX- XX/XX/XXXX discussed foreclosure and loss mitigation efforts with authorized third party. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX- XX/XX/XXXX the third party called to discuss the final modification. On XX/XX/XXXX the modification was completed. The foreclosure was closed on XX/XX/XXXX. On XX/XX/XXXX- XX/XX/XXXX third party called to discuss the account status. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421443	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX a third party called to make a payment and requested an automated payment form. On XX/XX/XXXX a third party called to confirm that the condominium master flood policy was received. On XX/XX/XXXX a third party called to make a payment. On XX/XX/XXXX the Borrower was informed that the hazard renewal was missing the unit number. The Borrower stated that they will contact the agent and have the send in the revised declarations page. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421504	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with borrower noted. Loan is performing.
							06/30/2025	07/08/2025
XXX	193421841	XXX		3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. XX/XX/XXXX the Borrower called to obtain the insurance information. On XX/XX/XXXX the Borrower called to discuss a deferral. On XX/XX/XXXX the Borrower called for the insurance information and wanted to file a claim. On XX/XX/XXXX the Borrower called to find out what documents were needed for the claim. On XX/XX/XXXX the Borrower called to verify the status of the claim check. On XX/XX/XXXX the Borrower called to make XX payments. On XX/XX/XXXX the Borrower called to obtain the interest that was paid in XXXX and wanted to check on the claim status. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an agent informed the Borrower that the claim documents need to be sent. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to confirm that the adjuster's report was received. On XX/XX/XXXX the Borrower called to confirm that the claim check was received. On XX/XX/XXXX the Borrower called to check on the status of the claim. On XX/XX/XXXX the Borrower called to check on the status of the draw. The agent advised that $X.XX was mailed on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to confirm that the claim checks were received and the next step in the claim process was discussed. On XX/XX/XXXX the Borrower requested the email address to send in the claim documents. On XX/XX/XXXX the Borrower called to check on the status of the claim. The agent advised that the permit from the Town was received. An inspection is required. On XX/XX/XXXX the Borrower called to request an inspection. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of a draw. The agent advised that they are still waiting on the inspection to be uploaded. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX and XXX damage that occurred on XX/XX/XXXX. The claim was classified as monitored. On XX/XX/XXXX, two claim check were received in the amount of $X.XX and $X.XX. On XX/XX/XXXX the Borrower called to check on the status of a draw. The agent advised that they are still waiting on the inspection to be uploaded. A 100% inspection is required.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421891	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact or attempts made from XX/XXXX- XX/XXXX. The loan is performing.
							06/30/2025	07/07/2025
XXX	193420828	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] There is evidence of property damage.

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX- XX/XX/XXXX a claim was discussed. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX-XX/XX/XXXX third party called for claim information. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower promised a payment. From XX/XX/XXXX- XX/XX/XXXX the borrower called to discuss the payments not going through and had fraud on bank account. On XX/XX/XXXX the unauthorized third party called to advise the borrower is in the hospital and made a payment. On XX/XX/XXXX the unauthorized third party reported the borrower past on XX/XX/XXXX. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower reported water damage on XX/XX/XXXX. Claim funds of $X.XX received on XX/XX/XXXX and released to the borrower on XX/XX/XXXX. The claim is S&G with no inspection required per comment on XX/XX/XXXX. No evidence repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420335	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer is ready to get the work done on the property.   On XX/XX/XXXX, the customer requested the payment history and 1098 tax form from XXXX to be sent via email.  On XX/XX/XXXX, the homeowner requested the 1098 tax form be sent via email.  On XX/XX/XXXX, a payment for $X.XX was made.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  There was extensive XXX damage resulting while the homeowner was away from the home due to a XXX.   The required repairs include XXX, XXX, XXX and XXX including the XXX, XXX, XXX and XXX per notes dated XX/XX/XXXX.  A claim check for $X.XX was deposited into restricted escrow on XX/XX/XXXX.  An additional check for $X.XX was deposited on XX/XX/XXXX.  On XX/XX/XXXX, the customer is ready to get the work done on the property.  On XX/XX/XXXX, the insurance company advised that the initial payment of $X.XX was the original claim amount; but later additional charges occurred and additional funds in the amount of $X.XX were sent.  The contractor’s waiver of lien and W-9 are required to release the claim funds per notes dated XX/XX/XXXX.  There is no evidence that the repairs began.  A no response letter was sent on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193421889	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that the trial modification is complete, and they have executed the final documents. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called in to update the email and phone numbers. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to confirm that the XXX payment had posted. On XX/XX/XXXX the Borrower called to make a payment. The Borrower stated that the property was damaged by a XXX and requested to speak with the insurance department. On XX/XX/XXXX the Borrower stated that they had a loan modification and wanted to make sure that the loan is current. The Borrower was affected by XXX and an adjuster came out to the property a week ago. The call was transferred to the loss draft department. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that the property was damaged by a XXX. On XX/XX/XXXX the Borrower stated that the property was impacted by XXX and they had filed a claim. They stated that the adjuster was at the property a week prior and has no update. There is no evidence that the claim was approved/denied or that the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193422095	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior XX/XX/XXXX. On XX/XX/XXXX, called and spoke to Borrower’s daughter who stated will fax or upload Death Certificate, copy of Will, copy of ID and follow uo. Wants to keep property. On XX/XX/XXXX, Spoke to third party who stated is planning on bringing the loan current through the State using XXX. On XX/XX/XXXX, Authorized Third Party, (spouse), called because is needing a receipt of insurance document to mailed to mailed to the home address. On XX/XX/XXXX, Authorized Third party called and advised they submitted all documents needed and awaiting response. Third Party declined to move forward with Repayment Plan as payments are not feasible.  The agent advised of active FC and sale date could be set in the future. The agent advised if State funding is not approved they will need to RI account. On XX/XX/XXXX Called and spoke to Authorized Third Party, Party informed they need Reinstatement quote to be sent to third party who will be assisting with providing funds. Advised the Rep. does not have authorization to send documents to anyone else. Advised quote was sent via mail on XX/XX. An informed letter should be received within the next 48 hours. Advised quote will expire on XX/XX and will follow up on XX/XX to order a new letter. Party understood. No further questions. On XX/XX/XXXX, ATP called and stated that it has not received the Reinstatement quote as it is needed for assistance through County. On XX/XX/XXXX, Spoke to Authorized Third Party. Third Party advise they are in the final process of providing Documents to third party for funding assistance. Advised of update Reinstatement quote need as previous quote expired on XX/XX. Requested update RI figure. Advised to allow up to 5 days for figure to be generated. Scheduled follow-up for XX/XX. No further questions. On XX/XX/XXXX, Informed party information has been provided to the State on XX/XX. Third Party confirmed they received approval notice. Advised we are monitoring funds. On XX/XX/XXXX, Authorized Third Party called to inquire about the Foreclosure. No additional contact, Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420513	XXX		3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner discussed a returned payment.  A replacement payment for $X.XX was made with the agent.  On XX/XX/XXXX, the borrower inquired about a XXX claim and was transferred to the claims department.  On XX/XX/XXXX, the customer received the hazard claim check and was transferred to the loss draft department.  On XX/XX/XXXX, the homeowner reviewed the payoff quote breakdown and deferred principal balance.  On XX/XX/XXXX, the borrower called to check on the insurance claim status.  On XX/XX/XXXX, the customer promised to pay by XX/XX/XXXX.  The mailing address was updated.  A payment history was requested.  The agent advised of loss mitigation options and total amount due; but the homeowner stated that the loan has never been late.  On XX/XX/XXXX, the borrower already made the payment for XXX and will need to pay the month of XXX.  Occupancy was verified.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage per notes dated XX/XX/XXXX.  The homeowner received a claim check for the property damage per notes dated XX/XX/XXXX; but no amount was provided.  There is no evidence that the servicer received the claim funds.  The claim status was last discussed on XX/XX/XXXX.  The damage details or repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/01/2025
XXX	193420695	XXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to setup multiple payments. On XX/XX/XXXX the Borrower called to cancel a scheduled payment. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to confirm that the attorney consent was received. On XX/XX/XXXX the Borrower was advised that attorney consent was not received. On XX/XX/XXXX the Borrower called to discuss loss mitigation options. On XX/XX/XXXX the Borrower stated that the reason for default was due to excessive obligations and was interested in a loan modification. On XX/XX/XXXX the Borrower called to reschedule a payment and to discuss the modification process. On XX/XX/XXXX the Borrower called to cancel a payment and declined to schedule another payment. On XX/XX/XXXX the Borrower called to check on the status of the modification application. On XX/XX/XXXX the Borrower called to discuss the approved modification. On XX/XX/XXXX the Borrower called to make the trial modification payment. On XX/XX/XXXX the Borrower stated that they received the final modification documents and will have them notarized. On XX/XX/XXXX the Borrower stated that they need to make a payment and the modification was discussed. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to verbally dispute the principal balance. They have a court document with the balance and is going to upload it to the portal for review. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420805	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the surviving borrower scheduled the second and third trial payments for $X.XX for XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, a trial payment was promised.  On XX/XX/XXXX, the homeowner stated that had deposited a check the same day that the second trial payment was made.  The agent advised that it was returned since the check did not have enough time to clear.  On XX/XX/XXXX, the customer called to speak with someone about the claim. The call was transferred to an unspecified department.  On XX/XX/XXXX, the borrower called to make the last trial payment in the amount of $X.XX.  On XX/XX/XXXX, the homeowner scheduled payments for $X.XX for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, the customer scheduled payments for $X.XX for XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to discuss the insurance policy; and the agent provided the policy number.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420631	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that the reason for default was due to being ill and made a promise to pay. On XX/XX/XXXX the Borrower called to make a payment and was advised that XX payments are required. On XX/XX/XXXX the Borrower scheduled all three trial modification payments. On XX/XX/XXXX the agent confirmed that the modification was received. On XX/XX/XXXX the Borrower scheduled a payment and the modification was discussed.  On XX/XX/XXXX the Borrower called to make the second trial payment. On XX/XX/XXXX the Borrower called to confirm that the final modification package needed to be sent in all at once. On XX/XX/XXXX the Borrower called to check on the modification status. The agent advised that the modification documents arrived incomplete. The final documents were re-sent for signing. There has been no further communication with the Borrower. The Borrower made a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421628	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer stated that had been in the hospital and discussed the final agreement.  On XX/XX/XXXX, the homeowner promised to return the modification agreement today.  On XX/XX/XXXX, the borrower inquired about the school tax bill status.  The servicer advised that it would be paid before the deadline of XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420262	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower stated that the hardship is due the Covid-19 related illness of the borrower and an escrow shortage.  The customer requested payment assistance.  On XX/XX/XXXX, the homeowner advised that there have been XX deaths in the XX days (XXX and XXX).    The borrower applied for a modification but is not eligible since the loan is only XX days past due.  On XX/XX/XXXX, the homeowner cited the hardship was due to the bank account being frozen.  Once everything gets resolved with the bank, the borrower plans to reinstate the loan.  On XX/XX/XXXX, a payoff quote was requested.  On XX/XX/XXXX, the customer advised that the loan should be paid off in 10 days.  On XX/XX/XXXX, the borrower has had multiple illnesses, pain and surgeries.  The loan has been modified once in the past XX months.  The homeowner is retired and cannot work due to medical illnesses.  On XX/XX/XXXX, the servicer confirmed that the modification was denied since the household debt to income is out of range.  On XX/XX/XXXX, the homeowner was informed that the XXX funds were applied to the account.  The agent confirmed that the next regular payment would be due XX/XX/XXXX for $X.XX.  On XX/XX/XXXX, the customer promised a payment and updated the email address.  On XX/XX/XXXX, the borrower promised a payment and cited the payment was late due to the death of a family member.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420897	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of a claim check. The agent advised that the check in the amount of $X.XX is processing and to allow 8-10 business days to receive. On XX/XX/XXXX the Borrower called to make a payment. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. The claim was classified as stamp and go. The claim check in the amount of $X.XX was sent to the Borrower on XX/XX/XXXX and the claim was closed. There is no evidence that the repairs were 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420899	XXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/10/2025
XXX	193420827	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower postdated a payment and requested a loss mitigation application. On XX/XX/XXXX the Borrower made a promise to pay weekly until the account is current. The reason for default was due to a family emergency. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX loss mitigation options were discussed. On XX/XX/XXXX the Borrower stated that they will be reinstating the loan by XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they will reinstate the account by XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they will need to apply for assistance. On XX/XX/XXXX and XX/XX/XXXX the loss mitigation status was discussed. On XX/XX/XXXX an agent went over the approved trial modification with the Borrower. On XX/XX/XXXX the Borrower was advised that the first trial payment is due XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that their pet destroyed the trial modification documents and wanted to confirm the terms. On XX/XX/XXXX the Borrower stated that they made a payment via wire. On XX/XX/XXXX the Borrower called to find out why the XXX trial payment was not drafted. On XX/XX/XXXX the Borrower called to check on the modification status. On XX/XX/XXXX an agent instructed the Borrower to return a payment with the final modification documents. On XX/XX/XXXX the Borrower made a promise to execute and notarize the final documents. On XX/XX/XXXX the Borrower called for the overnight payment address. On XX/XX/XXXX the Borrower called to find out when the next payment is due. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421096	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior XX/XX/XXXX. On XX/XX/XXXX, Borrower was calling because she had XXX damage and her insurance was going to send Servicer a check and she was calling to confirm what she needs to do next. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment XX/XX/XXXX: customer was calling because she had XXX damage, and her insurance was going to send us a check and she was calling to confirm what she needs to do next. No additional comments in file.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420776	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower inquired about the account being in bankruptcy. The agent advised that the bankruptcy was closed. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420448	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the XXX is damaged and XXX. The call was transferred to the insurance department. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called to speak with the insurance department regarding XXX damage. There is no evidence that a claim was filed or that the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/14/2025
XXX	193421706	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they plan to make a payment for XXX when they get their next paycheck. Contact with the borrower on XX/XX/XXXX and they made a payment for XXX and they were set up on ach. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment arrangement and they were informed of late fees. Contact with the borrower on XX/XX/XXXX and they will contact back to make a payment. Contact with the borrower on XX/XX/XXXX and they stated will make a payment this XXX. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420931	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower promised a payment. On XX/XX/XXXX- XX/XX/XXXX the borrower called for payment arrangements and was approved for a repayment plan. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the plan failed due to non-payment. On XX/XX/XXXX the borrower called to discuss the plan failure. On XX/XX/XXXX- the borrower called to discuss payment arrangements and made a payment. On XX/XX/XXXX-XX/XX/XXXX the borrower called for the 1098 tax form. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420671	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Several attempts were made to contact the customer. Contact with the borrower on XX/XX/XXXX and they thought the account was set up on automatic payments and a payment arrangement was made. Contact with the borrower on XX/XX/XXXX ant they scheduled a payment and requested a payoff. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they called in to make a payment. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment arrangement. The customer stated they thought the account was on automatic withdrawal. No contact with the borrower and the loan was performing from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated not able to access the online portal due to no social security number was entered. The borrower was informed can set up auto pay and send the 1098 and documentation. Contact with the borrower on XX/XX/XXXX and a payment arrangement was made. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420170	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower made payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the loan was referred to foreclosure. On XX/XX/XXXX-XX/XX/XXXX the borrower called for payment assistance. The borrower declined the approved modification citing will reinstate the loan. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421160	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower and the loan has been performing the last twelve months.
							06/30/2025	07/08/2025
XXX	193420677	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193421033	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated not ready to make a payment towards the late fees. Contact with the borrower on XX/XX/XXXX and they stated waiting on the tax refund dollars to make a payment. Contact with the borrower on XX/XX/XXXX called to inquire on the taxes and escrow and then the call was dropped. The customer contacted back and inquired on the tax refund and they were informed it was mailed out on XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were inquiring on how much was mailed out in escrow. The customer was informed $ X.XX and they stated it should have been $X.XX. Contact with the borrower on XX/XX/XXXX and they called to submit a claim for XXX damage. Contact with the borrower on XX/XX/XXXX and they were checking on the refund check for their taxes and they were informed it was mailed out on XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they submitted a one time draft payment. Contact with the borrower on XX/XX/XXXX and they stated XXX payment will bounce and wanted to use their debit card. The customer was informed a link will be sent to them. Contact with the borrower on XX/XX/XXXX and they were inquiring on the status of their claim. The customer was informed need update AR and claim check. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they made a payment. Contact with the borrower XX/XX/XXXX and she wanted to make sure her payment was made through her suspense funds. Contact with the borrower on XX/XX/XXXX and they were not aware their payment was returned and another payment was set up. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they set up a payment. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to the property pending repairs and claim check. Pending the adjustors response.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/30/2025
XXX	193420197	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account status and the prior modification that included a deferral balance. Also made payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the prior modification documents from XXXX and requested the payoff. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower provided authorization to a third party. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharge Date XX/XX/XXXX for chapter # XX  Case # XXX.  Chapter XX  Case # XXX  Filed Date: XX/XX/XXXX  Dismissed Date: XX/XX/XXXX.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421601	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to schedule an Escrow payment of $X.XX. The agent provided the direct phone number for Customer Service. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421925	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and said going through hardship. The borrower stated can resume making contractual payments but need help paying the missed payments. The agent took the borrower’s information and advise 5-7 business days to reach out. On XX/XX/XXXX, agent called and spoke to the borrower and advised of the Modification Documents that went out as well as the Mobil notary that was ordered. The agent provided the number for the Mobil notary and advised borrower if do not receive Modification Documents by XXX to call back. On XX/XX/XXXX, the borrower called in to advise that they already sent loan signed Modification Documents back. In XX/XX/XXXX, the agent called the borrower and went over modified terms and signing instructions. The borrower stated that they dropped the package for return. The agent advised pulled XXX tracking number and XXX does not have the package. The borrower did not have a pen to write down the tracking number and did not have email so couldn’t email it. The borrower stated will stop at package drop off and reach out to the agent with results. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421433	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193421150	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the current insurance policy. On XX/XX/XXXX the borrower promised a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower promised a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called and reported XXX damage. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX and submitted for S&G endorsement. No further information noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421581	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts were made. Contact with the borrower on XX/XX/XXXX and they stated not a good time to speak. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment by phone. The customer stated had a death in the family. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421582	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX contact with POA to discuss the modification and removal of deceased borrower’s name. On XX/XX/XXXX POA made a payment. On XX/XX/XXXX POA advised that final modification was dropped in the mail. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422159	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, The borrower called and advised the agent will make payment next week. The agent advised cannot postdate payment. On XX/XX/XXXX, The borrower called to advise the agent may not be able to make a payment this month. RFD: Excessive Bills and had to switch jobs. The agent offered assistance options and XXX number. On XX/XX/XXXX, the borrower called in stated would like to pay late fees and requested amount. On XX/XX/XXXX, XX/XX/XXXX, the borrower called about the Insurance on the account. Call was transferred to the Insurance Department. On XX/XX/XXXX, the Borrower called and was advised of the total amount due and stated will pay next week. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Loss Draft for date of loss due to XXX, XX/XX/XXXX. Received check dated XX/XX/XXXX, for $X.XX, payable to borrower. On XX/XX/XXXX, XXX update - Check mailed to the borrower on XX/XX/XXXX, to home address, via XXX. On XX/XX/XXXX: Comment states No Inspection required. No additional information.
							06/30/2025	07/08/2025
XXX	193420152	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payment post as a claim check. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421446	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421715	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX discussed the shortage with the borrower. On XX/XX/XXXX the borrower requested the corporate fees be researched. On XX/XX/XXXX the borrower advised was approved for a tax exemption. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made payment. On XX/XX/XXXX the borrower stated had XXX damage and filed a claim but the deductible was too high. On XX/XX/XXXX the borrower made a payment. The agent also provided new payment amount due to the tax exemption was completed. On XX/XX/XXXX-XX/XX/XXXX the borrower called for the 1098 tax form. On XX/XX/XXXX the borrower made a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported unspecified damages to the XXX on XX/XX/XXXX. Also stated had filed a claim but the deductible was too high. No evidence the repairs were made. No final inspection noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421237	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to discuss the payment made on XX/XX/XXXX as it did not go through. On XX/XX/XXXX-XX/XX/XXXX the borrower called to make payment arrangements. On XX/XX/XXXX-XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower reported was impacted by XXX.  On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower reported XXX damage. Also stated XXX and XXX. No evidence a claim was filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/11/2025
XXX	193420617	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, call and spoke to the borrower who confirmed loan, works for the school system and stated will try to make the payment by end of month. On XX/XX/XXXX, the borrower called in to make a payment for $X.XX. On XX/XX/XXXX, the borrower called to confirm contact information. On XX/XX/XXXX, Borrower called to make the XXX payment and stated been out of work and was recently getting back. On XX/XX/XXXX, the borrower called in and wanted to confirm payment return. The agent advise can make payment from Savings account. The agent also advised the borrower to send in the Insurance Policy documents with the updated Mortgage Clause. On XX/XX/XXXX, the borrower called in to schedule a payment of $X.XX. On XX/XX/XXXX, the co-borrower called in and stated made an installment online for $X.XX. The Borrower advised payment is not showing as yet and will follow up on XXX. On XX/XX/XXXX, the borrower called and spoke to the agent who confirm loan is current. On XX/XX/XXXX, the borrower called stated plans on making a payment on XXX. On XX/XX/XXXX, the borrower called to get information for Bank wire. On XX/XX/XXXX, the borrower called to set up a payment of $X.XX, and the agent agree to waive fees of $X.XX. On XX/XX/XXXX, the borrower called to make a payment of $X.XX. On XX/XX/XXXX, borrower called and wanted to know the amount of Principal Balance. OnXX/XX/XXXX, the borrower called to make a payment of $X.XX. On XX/XX/XXXX, the borrower called to make a payment of $X.XX. On XX/XX/XXXX the borrower called to make a payment of $X.XX. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421866	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls were made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment of $X.XX. No additional contact, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX- Foreclosure - FC Dismissal/ Rescind FC Action. User has reprojected the step Dismissal/Rescission filed ro XX/XX/XXXX.
							06/30/2025	07/14/2025
XXX	193420704	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the borrower confirmed that was impacted by the XXX.  On XX/XX/XXXX, the customer will go back to work next month.  Both borrowers have no income right now.  On XX/XX/XXXX, the homeowner confirmed that a claim has been filed.  On XX/XX/XXXX, the borrower confirmed that has returned to work.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer confirmed the property sustained minor damage from the disaster and that an insurance claim had been filed.  On XX/XX/XXXX, the homeowner reported that the property was affected by the XXX and XXX and the XXX and XXX were damaged.  However, the customer opted out of opening a forbearance plan.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer discussed the lender placed insurance.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the homeowner wanted to check on fees totaling $X.XX from a prior servicer.  The agent opened a research task.  On XX/XX/XXXX, the servicer confirmed the XX/XXXX payment was received on XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the claim check status was discussed.  On XX/XX/XXXX, the servicer confirmed that the fee research to the prior servicer is still ongoing and confirmed would be finished by XX/XX/XXXX.  On XX/XX/XXXX, the borrower was informed that a claim check for $X.XX was already mailed on XX/XX/XXXX.  On XX/XX/XXXX, the customer disputed the fees; stated that never had any before.  On XX/XX/XXXX, the servicer discussed the total amount due and the fee dispute appears resolved as a payment for $X.XX was made.   XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the homeowner inquired about the claim funds released.  On XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX with the agent.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go claim was filed for wind damage that occurred on XX/XX/XXXX.  A claim check for $X.XX was deposited on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner reported that the property was affected by the XXX and XXX and the XXX and XXX were damaged.  However, the customer opted out of opening a forbearance plan.  All claim funds totaling $X.XX were released on XX/XX/XXXX.  There is no evidence the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421181	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A post XXX inspection was completed per notes dated XX/XX/XXXX.  XXX damage and XXX per notes dated XX/XX/XXXX.  There is no evidence a claim was filed or any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were numbeous contact attempts to the borrower; but no contact was established.  The loan has been performing since XX/XXXX.
							06/30/2025	07/08/2025
XXX	193420977	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer advised that the lender placed insurance was in effect since the prior policy expired on XX/XX/XXXX for underwriting reasons.  On XX/XX/XXXX, the homeowner called to get the insurance policy set up in own name.  The spouse dies about XX years ago and has been paying everything.  The agent discussed the successor in interest process.  On XX/XX/XXXX, the borrower called and spoke with the insurance department.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420668	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  An ACDV dispute was completed as the borrower claimed the credit information was inaccurate.  The payment information was corrected per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the customer called regarding a depreciation check for $X.XX. The servicer advised that the check should be released soon.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go claim was filed for unspecified damages per notes dated XX/XX/XXXX.  A claim check for $X.XX was endorsed and released on XX/XX/XXXX.  A claim depreciation check for $X.XX was endorsed and released on XX/XX/XXXX.  A disaster inspection was ordered on XX/XX/XXXX.  XXX damage was noted on XX/XX/XXXX.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421927	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called regarding a claim that was filed.  From XX/XX/XXXX to XX/XX/XXXX, the claim status was discussed.  On XX/XX/XXXX, the agent confirmed that the claim check is not on file yet.  On XX/XX/XXXX, the homeowner advised that the tracking number shows that the claim check was delivered to the servicer on XX/XX/XXXX.  On XX/XX/XXXX, the missing claim items were discussed.  On XX/XX/XXXX, the agent encouraged the customer to call the insurance company regarding the missing check.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower was informed that the claim check and adjuster’s report are needed for the claim process.  On XX/XX/XXXX, the claim status was discussed.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer advised that tried to get an insurance policy; but was not successful.  The agent confirmed that a lender placed policy for $X.XX began on XX/XX/XXXX which only covers the exterior of the home and no personal belongings.  The borrower stated that had a claim with a prior carrier and would continue working with the agent n that process.  On XX/XX/XXXX, the homeowner discussed the insurance policy.  On XX/XX/XXXX, the authorized third party called to verify the monthly payment amount.  On XX/XX/XXXX, the servicer advised that a lender placed insurance policy is in place.  The homeowner plans to shop for own insurance policy.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A XXX disaster inspection was ordered on XX/XX/XXXX.  A claim was filed on XX/XX/XXXX for XXX damage according to the notes dated XX/XX/XXXX.  On XX/XX/XXXX, the homeowner advised that the tracking number shows that the claim check was delivered to the servicer on XX/XX/XXXX.  On XX/XX/XXXX, the servicer encouraged the customer to call the insurance carrier regarding the missing check and documents.  The claim check and adjuster’s report are pending receipt per notes dated XX/XX/XXXX.  The claim was still missing documents as of XX/XX/XXXX.  The damage details, claim amount and repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422107	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about the property inspection fee amount.  The agent confirmed that the fee was paid on XX/XX/XXXX.  The unapplied balance was discussed.  On XX/XX/XXXX, the homeowner verified contact information.  On XX/XX/XXXX, the customer confirmed that the account was current.  On XX/XX/XXXX, a payoff quote was requested.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A stamp and go claim was filed for unspecified damage that occured on XX/XX/XXXX.  All claim funds totaling $X.XX were released nn XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420748	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower reported a new claim due to XXX damage and that had received a claim check for $X.XX. The homeowner confirmed that repairs will be completed on the property.  On XX/XX/XXXX, the claim process was discussed.  From XX/XX/XXXX to XX/XX/XXXX, the claim status was discussed.  On XX/XX/XXXX and XX/XX/XXXX, payments were promised.  On XX/XX/XXXX, the customer scheduled payments $X.XX for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the status of the draw check was discussed.  On XX/XX/XXXX, the agent confirmed received the claim documents and check on XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the agent advised that the check total exceeds the RCV and needs an updated damage estimate.  From XX/XX/XXXX to XX/XX/XXXX, the claim check status was discussed.  On XX/XX/XXXX, the homeowner was informed that the claim check was mailed on XX/XX/XXXX.  On XX/XX/XXXX, the servicer confirmed the claim check was mailed to the lawyer’s office.  On XX/XX/XXXX, the customer scheduled payments in the amount of $X.XX for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower scheduled payments in the amount of $X.XX on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go claim was filed for XXX damage per notes dated XX/XX/XXXX.  A claim check for $X.XX was released on XX/XX/XXXX.  Another draw check for $X.XX was released on XX/XX/XXXX.  A claim check for $X.XX was issued directly to the borrower and contractor for water mitigation per notes dated XX/XX/XXXX.  The claim check for $X.XX was endorsed and mailed on XX/XX/XXXX per notes dated XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420098	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no call attempts nor borrower contact during the review period.  The loan was performing during the entire review period.  There is no evidence of property damage.
							06/30/2025	07/08/2025
XXX	193421543	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the authorized third party promised to make a payment.   On XX/XX/XXXX, the borrower scheduled payments in the amount of $X.XX for XX/XX and XX/XX with the agent.  The customer is waiting for funds to arrive.    There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420511	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the claim status was discussed.  On XX/XX/XXXX, the homeowner advised that the servicer is still paying taxes; but has received 100% exemption.  On XX/XX/XXXX, the servicer confirmed that the adjustor’s receipt and claim check were received on XX/XX/XXXX.  Checks for $X.XX and $X.XX were mailed.  On XX/XX/XXXX, the customer disputed that the loan has not been reported to the credit bureaus for the past XX months.  The agent sent a copy of the payment history via email and the dispute was resolved.  On XX/XX/XXXX, the escrow analysis and shortage were discussed.  On XX/XX/XXXX, the servicer confirmed with the homeowner that has been approved for a 100% disabled veteran exemption from paying property taxes.  On XX/XX/XXXX and XX/XX/XXXX, the increased payment amount was discussed.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a recent payment was discussed.  On XX/XX/XXXX, the payment change due to escrow was discussed.  On XX/XX/XXXX, the customer requested the cancellation of escrow since wants to pay out of pocket.  The agent advised that the payment increase is due to an increased insurance premium amount.  On XX/XX/XXXX, the borrower discussed the automatic draft payment status.  On XX/XX/XXXX, the homeowner called to edit the automatic draft date to the XX of the month.  On XX/XX/XXXX, the customer called to verify if the escrow account has been closed.  The agent confirmed the loan was changed to non-escrow.  On XX/XX/XXXX, the borrower called to verify if the escrow refund check was mailed.  The agent confirmed the check for $X.XX was mailed on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A XXX inspection was ordered on XX/XX/XXXX.  A disaster inspection was completed per notes dated XX/XX/XXXX.  On XX/XX/XXXX, a stamp and go claim had been confirmed as filed with the insurance company.  On XX/XX/XXXX, the servicer confirmed that the adjustor’s receipt and claim check were received on XX/XX/XXXX.  Checks for $X.XX and $X.XX were mailed on XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421173	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer made collection call and borrower scheduled payment. On XX/XX/XXXX, Borrower called to discuss payment increase due to escrow shortage. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422187	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss loss mitigation and reinstatement options. On XX/XX/XXXX, borrower called to discuss reinstatement amount. On XX/XX/XXXX, borrower called to make reinstatement payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421023	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss modification. On XX/XX/XXXX, borrower called to go over trial payments. On XX/XX/XXXX, servicer made a collection call, and borrower promised to pay. On XX/XX/XXXX, borrower called to inform servicer that they sent the final modification agreement on XX/XX/XXXX. No further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421637	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, servicer made collection call and borrower made payment. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and  XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called regarding claim check and next due date. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called regarding claim check cancellation. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  New claim noted on XX/XX/XXXX, and customer sent an $X.XX claim check for endorsement. Agent explained requirement for 90% inspection when ready. A check for $X.XX was issued XX/XX/XXXX. Unspecified XXX, XXX, and XXX damage noted on XX/XX/XXXX. Date of loss not mentioned. No updates since regarding claim status or repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421536	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim for unspecified XXX damage first reported XX/XX/XXXX. Date of loss not mentioned. Claim check for $X.XX received that day. No further mention of repair or claim status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193420997	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called due to deceased borrower being on surplus check, and reissue was requested. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called regarding a surplus check reissue. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421190	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower promised to pay. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to make XX payments, and said they were not interested in a repayment plan. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss modification. On XX/XX/XXXX, borrower called to verify trial payment amount. On XX/XX/XXXX, servicer called to collect payment, which borrower promised to make. On XX/XX/XXXX, borrower called to make trial payment. On XX/XX/XXXX, borrower called to go over final modification agreement. On XX/XX/XXXX, borrower called to make third trial payment. No further borrower contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421260	XXX		3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact with the customer prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer called in to inquire about the status of the insurance claim and was advised of processing and mailing time frames.  On XX/XX/XXXX, the customer called in to advise the servicer that the insurance company wants to take over the claim and wanted to know where we sent the consent form.  There was no other contact with the customer.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, a comment was made about XXX damage that had occurred on XX/XX/XXXX.  It also noted that a check in the amount of $X.XX was posted as a loss draft payment. There were no other comments about what the status of repairs have been but on XX/XX/XXXX, the customer advised that the insurance company wanted to take over the claim.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421030	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower was contacted and made a payment.  On XX/XX/XXXX, the borrower was contacted about payment but the borrower stated they had already made a payment.  On XX/XX/XXXX, the borrower was contacted again but stated they had already made a payment.  On XX/XX/XXXX, the borrower called in to check the status of the claim check they were supposed to receive and was advised to call back tomorrow.  The borrower made a payment before the call ended.  On
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX referenced a call about property damages but no additional details of damages were indicated. On XX/XX/XXXX, the borrower called with insurance questions and comments on XX/XX/XXXX indicated the borrower needed the loss draft department and the call was transferred. On XX/XX/XXXX, the borrower called to check the status of a claim check they advised they should have received, and the servicer advised to call back the next day. The commentary did not indicate when an insurance claim was filed or when the date of loss occurred. The details of the damages incurred were not provided. There was no evidence the servicer received claim funds or said funds were released to the borrower.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420181	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated the debt was supposed to be removed under the chapter XX bankruptcy.  On XX/XX/XXXX, the borrower was discussing about checks she had sent last year and needing them returned.  On XX/XX/XXXX, the servicer advised the borrower to apply for loss mitigation assistance as the loan was in active foreclosure.  On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX and XX/XX/XXXX, the reason for default was noted as a payment dispute and options for loss mitigation were discussed.  On XX/XX/XXXX, the borrower spoke with the servicer about a forbearance approval.  On XX/XX/XXXX, the borrower called to see if the trial agreement was received and the servicer stated it was and that a first payment was required.  On XX/XX/XXXX, a trial modification was discussed.  On XX/XX/XXXX, the borrower was advised that they were approved for a trial modification plan. On XX/XX/XXXX and XX/XX/XXXX, there was discussions about a trial modification plan.  On XX/XX/XXXX, the borrower stated they had already set up the trial payments to post on XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the borrower talked about the trial modification.  On XX/XX/XXXX, the borrower was contacted and confirmed the next trial payment is scheduled for XX/XX/XXXX.  On XX/XX/XXXX, the borrower had questions about what would happen when the trial modification was complete.  On XX/XX/XXXX, the borrower called in to ask about the modification documents and was advised the documents were due with the first payment.  On XX/XX/XXXX, the borrower called in stating they will sign the modification documents and mail them back no later than XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in concerning court proceeding and was advised that the modification documents being accepted and received. The borrower also inquired about if the ACH had been set up yet.  There was no other contact with the borrower after this date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is X.XX%.  The modification maturity date is unavailable.  A modification trial was completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421966	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the customer made a payment.  On XX/XX/XXXX, the customer called to make a payment and requested the escrow surplus check be issued in their name. On XX/XX/XXXX, the confirmed SII was advised to get the escrow surplus check issued in their name, the servicer would need a completed W9 form. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the customer called and made a payment.  On XX/XX/XXXX, the customer was contacted but they had already made a payment.  On XX/XX/XXXX, the customer called in and made a payment over the phone.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420002	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan was in active bankruptcy. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Bankruptcy was discharged on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding payment increase and made payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420117	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421571	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party requested reinstatement quote to be e-mailed to the attorney and borrower to bring the loan current. On XX/XX/XXXX, authorized third party requested another reinstatement quote to be e-mailed to them. Authorized third party also inquired on if it was all accounted for and advised them that it was all accounted for in the reinstatement. Per comment on XX/XX/XXXX, reinstatement wire was received and applied. On XX/XX/XXXX, the borrower wanted to make sure that the wire for reinstatement was received and advised that that it has been received. Bankruptcy was dismissed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/14/2025
XXX	193420004	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to find out deductible for insurance as he is filing claim. Claim filed for XXX damage, date of loss XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim. Claim funds received in the amount of $X.XX on XX/XX/XXXX.Borrower called XX/XX/XXXX regarding claim funds. Servicer advised funds will be sent after adjuster report is processed. Draw released to borrower on XX/XX/XXXX. Claim funds received on XX/XX/XXXX in the amount of $X.XX. All funds were released stamp and go and claim is closed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421940	XXX		2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, Authorized third party (ATP) called in for status of the Successor in Interest (SII) claim. The SII confirmed that the property is tenant occupied and the reason for default is death of the borrower. On XX/XX/XXXX, the ATP was advised that they are eligible for a loan modification, and they initiated the application. On XX/XX/XXXX, the ATP was advised that they will need the probate documents in order to proceed with the loss mitigation review. Contact on XX/XX/XXXX and XX/XX/XXXX was regarding the probate documentation. The loan was reinstated on XX/XX/XXXX and the foreclosure was closed. On XX/XX/XXXX, ATP requested that the mailing address be changed and is interested in automatic payments. The ATP made payments by phone on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421840	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss trial plan. Borrower called XX/XX/XXXX to confirm address for payment. Borrower called XX/XX/XXXX and stated wire was sent for payment on XX/XX/XXXX. On XX/XX/XXXX servicer confirmed trial payment was received. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding final modification agreement. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/24/2025
XXX	193420158	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed modification and requested application. Reason for delinquency was due to unemployment. On XX/XX/XXXX, the borrower was advised of application being received and was provided e-mail address to submit documents. Advised them to follow-up 3 days after submitted documents. On XX/XX/XXXX, the borrower was advised of package being complete and would have a response for the review on XX/XX/XXXX. On XX/XX/XXXX, borrower was advised of no decision yet and to continue to follow up. On XX/XX/XXXX, the borrower was advised of modification denial. Advised them that if there was a change in income, they could reapply. Borrower requested new application and inquired on if the reinstatement could be financed. Advised them that they would need to speak to a lender about that. On XX/XX/XXXX, the borrower stated that they are in the process of reapplying or appealing the modification. On XX/XX/XXXX, discussed reinstatement and advised them that the funds would need to be certified. Provided them with wiring instructions. Wire was received on XX/XX/XXXX in the amount of $X.XX and was posted as full reinstatement. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired on fees that they paid on XX/XX/XXXX. Advised them of funds being in suspense and a requested was sent by e-mail to have funds applied. On XX/XX/XXXX, borrower inquired on having credit reported removed and was advised to submit a written request. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/30/2025
XXX	193421936	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. The borrower’s executor of estate stated the borrower is deceased and requested a loan modification. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower promised to resend their modification documents. On XX/XX/XXXX, the borrower promised to resend their modification documents. On XX/XX/XXXX, the borrower promised to resend their modification documents. On XX/XX/XXXX, the borrower scheduled a payment and inquired about the terms of their modification plan. On XX/XX/XXXX, the borrower promised to resubmit the primary borrower’s death certificate. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422180	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim status. Claim filed for unspecified damages on XX/XX/XXXX. Claim funds in the amount of $X.XX received on XX/XX/XXXX and released to borrower on XX/XX/XXXX. Servicer advised check was mailed on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding late fees on account. Servicer advised there are no late fees assessed.  Claim funds received in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence repairs are completed. Servicer called XX/XX/XXXX to discuss insurance claim and requested copy of adjuster's report. Borrower called XX/XX/XXXX regarding insurance claim check. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages on XX/XX/XXXX. Claim funds in the amount of $X.XX received on XX/XX/XXXX and released to borrower on XX/XX/XXXX. Claim funds received in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420326	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to ask about the equity in the home. On XX/XX/XXXX, the borrower called in about a letter that was received and was told to disregard. On XX/XX/XXXX, the borrower called in for the new payment amount. The borrower called in about extra principal payments on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of the payment adjustment due to the ARM rate. The borrower called in for the principal balance on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they need a XXX inspection due to a XXX on XX/XX/XXXX. The borrower prefers to go through the insurance company and asked for the insurance information. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicate that the borrower needs a XXX inspection due to a XXX on XX/XX/XXXX. The borrower prefers to go through the insurance company and asked for the insurance information. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420144	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX for assistance options on account. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification review. Borrower continued to make payments. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss assistance options on account. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification review. Borrower called XX/XX/XXXX and stated other borrower on account has passed away. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification review. Modification was denied XX/XX/XXXX. Borrower called XX/XX/XXXX to reinstate account. Borrower called XX/XX/XXXX to change due date on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to confirm account is current. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower.  Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421146	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower discussed insurance and was advised of lender placed insurance being cancelled. Borrower stated that spouse passed in XXXX and was advised to send in death certificate. Borrower stated that they will send in the payment this week. On XX/XX/XXXX, borrower inquired on taxes and was advised that only insurance is escrowed. Borrower stated that taxes should be included in escrow and was advised to submit a request in writing. On XX/XX/XXXX, the borrower discussed adding taxes to escrow and the payment increase. There was no further contact with the borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment on XX/XX/XXXX noted XXX. No indication of damage being resolved or claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422218	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							06/30/2025	07/09/2025
XXX	193421188	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the homeowner requested loss mitigation assistance options due to no income.  The customer wanted to make partial payments of $X.XX; but was informed that would need to pay a minimum of $X.XX.  On XX/XX/XXXX, the borrower requested loss mitigation assistance due to unemployment.  On XX/XX/XXXX, the customer complained about not receiving loss mitigation assistance back in XX/XXXX.  The homeowner had been without a salary for XX months and had filled out a hardship application; but the single point of contact never returned any calls.  The agent apologized and reassured the customer that could speak with anyone in that department in the future.  On XX/XX/XXXX, the borrower called to see why the payment increased.  The agent advised that the property taxes and insurance premium amounts increased.  There is a flood insurance policy which is lender placed.  The homeowner stated that has an additional loan for replacing the XXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422054	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called in to check on the status of their loss draft claim funds. On XX/XX/XXXX, the borrower called in to check on the status of their loss draft claim funds. There was no further contact noted. As of the review date, there is no indication that the loss draft claim was closed. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a loss draft claim, due to XXX damage, on XX/XX/XXXX. As of the review date, there is no indication that repairs are 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421777	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, Authorized third party (ATP) called in to make a payment and notify that the borrower has passed away. The ATP asked what documentation is needed. ATP made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421980	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance department. On XX/XX/XXXX, the borrower discussed insurance claim. Borrower stated that they would send insurance check. On XX/XX/XXXX, the borrower inquired on insurance information and provided information on file. 100% inspection was noted on XX/XX/XXXX. Final draw was noted on XX/XX/XXXX and claim was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment and discussed automated payments. Advised them that, because there were fees on the account, the automated payments stopped. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420322	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party/daughter called for a reinstatement quote. On XX/XX/XXXX, authorized third party called to promise to reinstate by the following XXX. .Inbound call from authorized third party on XX/XX/XXXX to verify payment was received. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420073	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX to discuss payment increase and lender insurance. On XX/XX/XXXX gave promise to pay. On XX/XX/XXXX called in reference to insurance. On XX/XX/XXXX borrower waiting for update in the system before can run new analysis. On XX/XX/XXXX borrower updated email address. On XX/XX/XXXX borrower on payment change. On XX/XX/XXXX borrower inquiring on why the analysis was not completed. On XX/XX/XXXX borrower called on refund for lender placed insurance due to sending in proof of insurance.  On XX/XX/XXXX borrower called to discuss shortage in the escrow account.  On XX/XX/XXXX borrower called to confirm payment. On XX/XX/XXXX wanted the status of the escrow analysis was advise it is still pending.  On XX/XX/XXXX borrower called for information on refund. On XX/XX/XXXX borrower wanted copy of deed and went over escrow. On XX/XX/XXXX borrower requested a copy of the deed. On XX/XX/XXXX borrower called to have co borrower removed and brother was given the documents needed. On XX/XX/XXXX tax call  to borrower wanted a new escrow analysis. On XX/XX/XXXX borrower requesting tax exemption was advised to send in the letter. On XX/XX/XXXX borrower called  to discuss escrow was advised can not removed tax line. On XX/XX/XXXX borrower wanted the taxes removed due to state paying and didn't want double charges.  On XX/XX/XXXX borrower was advised there is not taxes due at this time. On XX/XX/XXXX borrower called in to discuss escrow and the removal was advised due to a prior modification escrow can not be removed. On XX/XX/XXXX borrower called in to complain amount the tax letter and information was transferred. On XX/XX/XXXX borrower called to discuss escrow payment and shortage was advise of policies. On XX/XX/XXXX borrower called to request removal of escrow. On XX/XX/XXXX borrower called to discuss escrow refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420145	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they were returning call and they were informed it was in regards to their claim check. The borrower mailed check and the adjusters report. The customer was informed it was on a XXX and has not yet been scanned but to allow forty eight hours. Contact with the borrower on XX/XX/XXXX and they stated sending another claims check $ X.XX. No contact with borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and it was in regards to their payments and they were informed it may take eight to ten days. Contact with the borrower on XX/XX/XXXX and they stated repairs have been made to the property and they are requesting an inspection. Spoke to authorized third party and they were informed got the photos and 100% inspection but a WOL is still needed. The customer was informed to allow one to two business days. Spoke to authorized party on XX/XX/XXXX and they were informed the WOL is on filed as of XX/XX/XXXX. The agent was informed to allow eight to ten business days to process. Spoke to authorized third party on XX/XX/XXXX and they were informed the check was mailed today with the tracking information. No further contact with the customer or third party and repairs completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/07/2025
XXX	193420067	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower declined to set up auto-draft. On XX/XX/XXXX, servicer called to verify disaster status, and borrower advised they were not affected. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage sustained on XX/XX/XXXX. Claim opened XX/XX/XXXX and check was issued for $X.XX. Check was issued XX/XX/XXXX for $X.XX. Both were endorsed and released. No evidence of repairs being completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193421565	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and wanted to know the loan number and why keeps getting emails. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior BK: Case #XXX, Chapter XX, Dismissed XX/XX/XXXX, Case#XXX, Chapter XX, Discharged XX/XX/XXXX, and Case # XXX, chapter XX, dismissed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Ins, claim draw XX, Funds released to Contractor per request of lender. Comment XX/XX/XXXX: Per Lender insurance is cancellation due to Underwriting reasons.
							06/30/2025	07/14/2025
XXX	193421361	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called regarding payment due and to discuss loss mitigation and past modification. On XX/XX/XXXX,  agent called to collect payment, which co-borrower refused to make. On XX/XX/XXXX, authorized third party called to inquire about prior modification details from XXXX .On XX/XX/XXXX, co-borrower called to discuss late fee and was very irate. Agent put her on hold, and call was disconnected. On XX/XX/XXXX, co-borrower and authorized third party called to inform servicer that husband/borrower had passed away, and demand late fee waiver, or else they will withhold payment. Agent advised that was not possible due to loan being delinquent. Agent offered to transfer to supervisor but they declined to wait. On XX/XX/XXXX, co-borrower called claiming her husband forged her signature on forbearance documents, and also discussed modification. Co-borrower also discussed late fees. On XX/XX/XXXX, authorized third party called to discuss fees, which they did not agree with. Agent informed them how to submit a formal dispute. On XX/XX/XXXX, authorized third party called to go over fees on the account. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420795	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX wanted information on affordable insurance. No additional contact, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421137	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they were informed would need to send documents in writing to have escrow added. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated had previously wanted to add escrow to the account and wanted to know the status. The customer was informed a letter did go out on XX/XX/XXXX. The borrower also stated their spouse passed away on XX/XX/XXXX. Contact with the the borrower on XX/XX/XXXX and they stated requested to have escrow added but the customer stated wants to have it removed. The borrower was informed they will need to make the request in writing. Contact with the borrower on XX/XX/XXXX and they wanted to know if the letter was received to have their escrow removed. The customer was informed it was received and to all seven days to review.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421831	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in and stated the payment came back with a non-sufficient funds notice and requested if they could process it again.  The borrower was advised that they had already tried twice and won't run it again.  The borrower stated they will call back on XXX.  There was no other contact with the borrower during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421498	XXX		2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower requested a pay off. On XX/XX/XXXX borrower requested to process payment. On XX/XX/XXXX borrower requested pay history. On XX/XX/XXXX called to make a payment. On XX/XX/XXXX borrower gave reason reduction in income and promise to pay. On XX/XX/XXXX borrower called discuss past due amount and wanted to make a partial payment. On XX/XX/XXXX borrower discussed options and process if cant' bring account current. On XX/XX/XXXX third party called for account information. On XX/XX/XXXX borrower stated property is up for sale and to change address. On XX/XX/XXXX follow up on pay off request. On XX/XX/XXXX follow up on pay off quote. On XX/XX/XXXX requested pay off quote was informed not ready at this time but to check back on the web site. On XX/XX/XXXX borrower had a buyer but was denied was advised of demand expired date. On XX/XX/XXXX borrower wanted update on a deed in Lieu. On XX/XX/XXXX requested updated reinstatement quote. On XX/XX/XXXX borrower called about reinstatement quote to email. On XX/XX/XXXX borrower inquired if funds have been received. Was to take funds out of a 401K account. On XX/XX/XXXX borrower called in for retention assistance. On XX/XX/XXXX borrower discuss amount due. On XX/XX/XXXX third party called about account information was advised unable to discuss. On XX/XX/XXXX to discuss reinstatement amount. On XX/XX/XXXX discussed amount owed and deferring the balance. On XX/XX/XXXX third party called for information was advised unable to discuss the account. On XX/XX/XXXX borrower authorized third party and discussed amount owed not sure why was so high. On XX/XX/XXXX borrower and third party scheduled a payment. On XX/XX/XXXX gave a promise to pay. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX called in to schedule a payment. On XX/XX/XXXX third party called to check on partial payment if it was posted. On XX/XX/XXXX third party called to make a payment. On XX/XX/XXXX third party called to account information. On XX/XX/XXXX promise to pay. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX third party inquired about assumption and borrower was suppose to authorized her. On XX/XX/XXXX called to make a payment. On XX/XX/XXXX borrower wanted to confirm authorization was received. On XX/XX/XXXX third party called about consent. On XX/XX/XXXX called to make a payment. On XX/XX/XXXX called for default interest amount. On XX/XX/XXXX called to process two payments. On XX/XX/XXXX made a payment. On XX/XX/XXXX  made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420387	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, authorized third party called to discuss their 1098 form. On XX/XX/XXXX, authorized third party called to discuss loss draft check. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage sustained on XX/XX/XXXX. Claim confirmed on XX/XX/XXXX. On XX/XX/XXXX, a check for $X.XX was issued. No further mention regarding claim or repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420895	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the co-borrower called in to obtain information about possible assistance options due to the primary borrower's death as they cannot afford monthly payments but wants to keep the home.  The co-borrower realizes they may need to sell if there's no retention options.  The co-borrower was advised that they will be contacted in 5-7 days with options. On XX/XX/XXXX, the borrower called in for a loan modification and was advised that the draft dates were temporarily paused for one month and ACH will restart on XX/XX/XXXX. The co-borrower was also advised to send in a copy of the death certificate.  On XX/XX/XXXX, the co-borrower called in and was upset as they were not supposed to take money today for the payment and now they have an overdraft fee as the servicer did not pause ACH for XXX.  The servicer apologized and informed the co-borrower that once the payment returns to give them a call back and have the fee assessed.  On XX/XX/XXXX, the co-borrower called to validate the regular payment amount and payment method.  There was no other contact with the co-borrower after XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421474	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No verbal contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know the status of their loss mitigation XXX. The customer was it formed it was denied and they stated maybe their income was incorrect. The borrower was informed they could access the web portal and they could send letters to the email. Contact with the borrower on XX/XX/XXXX and they were provided the website so they can send in their tax documents. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they inquired on getting a modification to lower their payment. The customer was informed that is not the intent. The borrower stated they will contact their XXX. The borrower is planning on reinstating the loan with XXX and they also stated they will send in the death certificate from their spouses death. Contact with the borrower on XX/XX/XXXX and they wanted to know why their payoff went to the deferred balance. The customer was informed of the foreclosure fees that they were applied to. No verbal contact with the borrower from XX/XX/XXXX through XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420508	XXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, Unauthorized Third Party called for a Payoff and was told unable to honor request. Borrower passed away XX/XX/XXXX. No additional calls, Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421106	XXX	XXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to make a payment and was advised that because of the escrow analysis the payment being requested is $X.XX versus $X.XX.  On XX/XX/XXXX, the borrower called to make a payment and asked for information about the payment increase and was advised to send an update of their insurance policy as soon as possible. On XX/XX/XXXX, the borrower called in to see if they were set up under ACH but was advised that they were not but told the borrower what they could do to set that up. On XX/XX/XXXX, the borrower called and stated they were not able to make a payment on the IVR and was advised the monthly payment of $X.XX due to lender placed insurance.  On XX/XX/XXXX, the borrower called in and advised that they will send the proof of insurance to remove the lender placed insurance.  The borrower stated they didn't have that amount. On XX/XX/XXXX, The borrower called in stating that there was an error with their payments and already talked to someone in the billing department to have it corrected. On XX/XX/XXXX, the borrower called in and was advised of the XXX program but was also advised of the total amount due of $X.XX.  The borrower stated they made a payment directly to pay taxes on XX/XX/XXXX and will make another one in XXX.  The servicer advised that a payment for taxes were made prior to the one the borrower had made on XX/XX/XXXX and that the borrower will need to contact the tax accessor for a refund.  The servicer also noted that they can request to have the taxes removed from escrow when the loan is reinstated.  On XX/XX/XXXX, the borrower called to obtain a statement emailed to them and confirmed negative escrow balance due to paying out insurance.  On XX/XX/XXXX, the borrower called in to request a refund of $X.XX and also noted that the co-borrower passed away.  On XX/XX/XXXX, the borrower called in regarding the regular monthly payment as they did a double payment towards the escrow.  On XX/XX/XXXX, the borrower called in to make a one time payment.  On XX/XX/XXXX, the borrower called in to make another payment.  There was no other contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420670	XXX	XXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and  XX/XX/XXXX, servicer called to collect payment, and borrower said co-borrower will make payment online later that day. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A new claim for unspecified damages reported on XX/XX/XXXX. Date or cause of loss not provided. No evidence of any checks being issued. An updated adjuster estimate was requested several between XX/XX/XXXX and XX/XX/XXXX. No further details or updates regarding claim or repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421461	XXX	XXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called regarding Property Insurance and agent advised Insurance is not needed due to type of loan. Also advised do need proof of Insurance to avoid Lender-placed. On XX/XX/XXXX, Borrower called and asked if can add an Escrow Account on a HELOC so that able to claim Interest off Escrow. On XX/XX/XXXX, borrower called in not happy received fee chart for fees. Agent advised County decides the fee not Servicer. No additional calls, Loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX:XXX Disaster Inspection ordered. Disaster area not affected.
							06/30/2025	07/08/2025
XXX	193422056	XXX	XXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they stated sent a payment via Bill Pay. The customer stated their spouse passed away seven years and they have sent the information in multiple times and the account has not been updated. Contact with the borrower on XX/XX/XXXX and they wanted to know why $X.XX is being taken out of their account. The customer was informed to contact their bank due to they are on bill pay. Contact with the borrower on XX/XX/XXXX and they stated got a letter stating they were delinquent and they were informed it was for their XXX payment The borrower also was informed letter of insurance of not having coverage provided was not received. The borrower set up a payment. Contact was made with the borrower on XX/XX/XXXX and they had questions on their Insurance. The customer was transferred to the Insurance Department and they informed them the insurance documents they are sending in has an LLC listed and not their name. The Insurance Agency was contacted and the policy and information was verified. Contact on XX/XX/XXXX and they were informed the payment they sent in the adjusted back credit was applied  escrow. The borrower stated they sent their XXX payment and not showing their bank sent it via the Bill Pay. Contact with the borrower on XX/XX/XXXX and they stated made a payment through bill pay. No further contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421903	XXX	XXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the co-borrower called in to get a copy of the email note about the ACH.  On XX/XX/XXXX, the co-borrower called in to clarify the XXX payment amount as they believe it should be something other then what the servicer is indicating and then made a payment.  On XX/XX/XXXX, the co-borrower was contacted as they had requested a call back as advised by the prior agent they spoke to on XX/XX/XXXX but no one had called them yet about the incorrect amounts. On XX/XX/XXXX, the co-borrower called in and noted the reason for default was due to the payment change because of taxes being added.  A payoff quote was requested.  On XX/XX/XXXX, the co-borrower called in and asked if they had received the payment that was made that day but was advised no but  payment for a much higher amount was received.  The co-borrower stated they didn't make that payment and requested the payment be cancelled and then made the lower payment they thought they had made originally. There was no other borrower contact made after this call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420233	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower requested an escrow analysis. On XX/XX/XXXX, borrower called to go over new payment and escrow analysis. On XX/XX/XXXX, co-borrower called to discuss assistance options. On XX/XX/XXXX, borrower called to verify payment amount. On XX/XX/XXXX, borrower called to question forced place flood policy. Agent explained that their coverage lapsed in XXX, and that he could send proof of coverage to remove the lender placed insurance. Agent offered assistance options, but borrower was not interested. On XX/XX/XXXX, servicer called to collect payment, and borrower said they mailed XX payments. Agent also went over payment change due to escrow. On XX/XX/XXXX, borrower requested a Spanish speaking agent, and made a promise to pay. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421442	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, Authorized Third Party called and complained sent in information that was over the home and loan have not been changed. Agent explained to the authorized third party that can do an assumption. The information just added third party as an authorized user on the loan. No additional calls, Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420245	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated they were impacted by XXX. The customer was informed not showing a declared area. The borrower was going to be transferred and in the process disconnected the call. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know why the payment increased. The customer was informed of the taxes and they set up a payment arrangement. Contact with the borrower on XX/XX/XXXX and the borrower set up a payment. Contact on XX/XX/XXXX with the borrower and they were upset about the calls during the grace period and the late fee. The borrower stated not able to get on the portal. The customer also stated working with the county to have their tax payments lowered. The borrower was informed they can send in that information when it is completed. Contact on XX/XX/XXXX with the borrower and they wanted to get their 1098 sent via email. The customer stated unable to access the online portal and want to have the late fee removed. The customer was informed to allow late fee removal review within twenty four hours. The late fee was waived on XX/XX/XXXX. No contact with the borrower from XX/XX/XXXX  through XX/XX/XXXX. Contact on XX/XX/XXXX and they set up a payment and were not able to register the loan. The borrower was informed how to register the account. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420005	XXX		3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, agent called to inform borrower of returned check, and borrower scheduled new payment. On XX/XX/XXXX, borrower called to reschedule a payment they had set up, and to report XXX damage to home. On XX/XX/XXXX, borrower called to follow up on a loss draft check, which agent was to research. On XX/XX/XXXX, borrower called to make final trial payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called for notary information. On XX/XX/XXXX, borrower called for their loan number and discuss modification. On XX/XX/XXXX, agent called to collect payment, which borrower scheduled. On XX/XX/XXXX,borrower called regarding insurance claim check. On XX/XX/XXXX, agent called to collect payment, which borrower promised to make that XXX. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage first reported by borrower on XX/XX/XXXX. Date of loss XX/XX/XXXX. New claim opened XX/XX/XXXX, and a check was issued that day for $X.XX. On XX/XX/XXXX, borrower was following up on a check for $X.XX. Agent was going to research, and also advised that an inspection will be needed to verify repairs. On XX/XX/XXXX, a reissue of that check was requested. As of XX/XX/XXXX, the inspection was still pending.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421643	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party stated that they will be sending in a cashier's check and a copy of the Borrowers death certificate. On XX/XX/XXXX an authorized third party called to confirm that the payment was received. On XX/XX/XXXX an authorized third party called to discuss the payment increase. On XX/XX/XXXX an authorized third party called to discuss the escrow shortage and payment. On XX/XX/XXXX an authorized third party stated that the payment is high due to the lender placed insurance and they submitted a complaint. On XX/XX/XXXX an authorized third party called to get an update on the escrow removal. On XX/XX/XXXX an authorized third party called to discuss the payment and escrow shortage. On XX/XX/XXXX the Borrower requested that the escrow account be removed from the account. On XX/XX/XXXX an authorized third party stated that they filed a complaint due to the escrow account not being removed as requested. On XX/XX/XXXX an authorized third party called to make a payment and had questions regarding their tax exemption status. On XX/XX/XXXX and XX/XX/XXXX an authorized third party called to make a payment. On XX/XX/XXXX an authorized third party called to make a payment and stated that they have their own insurance and has sent a copy of the declarations page. On XX/XX/XXXX an authorized third party called to make a payment. On XX/XX/XXXX the successor in interest called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421561	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to speak to the loss draft department regarding a claim they filed for a XXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called in to cancel the payment they made on XX/XX via the IVR system. On XX/XX/XXXX an authorized third party stated that they filed a check with the loss draft department and requested an update. On XX/XX/XXXX an agent informed the Borrower that their insurance was cancelled due to filing too many claims. The account has lender placed insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  There was a prior Chapter XX bankruptcy, case#XXX that was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. A claim check was received in the amount of $X.XX. The claim was classified as enhanced endorse and release. The claim check was released on XX/XX/XXXX. There is no evidence that the repairs were 100% complete.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193421213	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to check on the status of their modification application. The agent advised that it is under review. The reason for default was due to marital difficulties. On XX/XX/XXXX the Co-Borrower stated that they received the modification email and requested an extension of time to make the first trial payment. On XX/XX/XXXX the Borrower stated that they had the final modification documents notarized on XX/XX/XXXX and has mailed them back. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421861	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party called to confirm that they have been added to the account as a third party. The account was discussed.  On XX/XX/XXXX an authorized third party stated that the payments were still being made to the prior servicer via billpay for several months. The escrow shortage was discussed. On XX/XX/XXXX an authorized third party was upset that the account was due for XX payments that were sent to the prior servicer. The additional payment was applied towards principal in error and a reversal was made to correct the error. On XX/XX/XXXX the Borrower made a payment by phone and stated that they were going to set the account up on automated payments. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421073	XXX		2
[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan was performing. On XX/XX/XXXX the Borrower called to advise that they are having an issue with accessing the web portal. The Co-Borrower passed away. There has been no further contact with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420143	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to discuss loss mitigation retention options. The reason for default was due to a loss of income but the hardship was resolved. On XX/XX/XXXX the Borrower was informed that the modification was approved, and the terms were discussed. On XX/XX/XXXX On XX/XX/XXXX the Borrower requested the mailing address to send in the trial payment. On XX/XX/XXXX the Borrower made a payment and the next step in the modification process was discussed. On XX/XX/XXXX the Borrower called to schedule the mobile notary appointment of XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to discuss a prior loss mitigation offer involving Cultural Resource. The agent advised that there is no information regarding a company named Cultural Resource. The reason for default was due to a curtailment of income. On XX/XX/XXXX The Borrower called to schedule a payment. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421983	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower requested that a copy of the Note be sent via email. On XX/XX/XXXX the Borrower called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420802	XXX		3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to discuss endorsing a claim check.  On XX/XX/XXXX, the homeowner reported a new claim was filed due to XXX damage. The claim process was discussed.  On XX/XX/XXXX, the customer was informed that the claim check would be released once the required documents and check were received.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for hurricane damage sustained to the property per notes dated XX/XX/XXXX.  The claim was classified as stamp and go per notes dated XX/XX/XXXX.   The claim check for $29,608.04 was released to the customer on XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421860	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in regarding document they received. Agent advised Servicer need proof on Insurance and provided number for Insurance Department. On XX/XX/XXXX, borrower called was concerned about the service transfer and wanted to know if we had the correct policy information on file. Agent advised that we needed the updated policy information on file. Provide contact for XXX. On XX/XX/XXXX, borrower called wanted to know how to get check to fix XXX. On XX/XX/XXXX, borrower called regarding a check to be endorse. Agent advised to speak to the loss draft department. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment XX/XX/XXXX: called in and advised of new claim due to XXX damage. Borrower confirm repairs will be completed on the property.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420864	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to advise that they filed a claim for XXX damage that occurred on XX/XX/XXXX. The agent instructed the Borrower to send in the adjuster's worksheet and claim check. On XX/XX/XXXX the Borrower requested assistance with logging into the web portal. There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to discuss the incorrect tax amounts found on the 1098 tax form. The agent instructed the Borrower to obtain the 1098 from the previous servicer due to the service transfer. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called to advise that they filed a claim for XXX damage that occurred on XX/XX/XXXX. The agent advised that the adjuster's report and claim check are needed. The comments on XX/XX/XXXX indicate that the adjuster report and claim check have not been received. There is no evidence that the repairs were complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420213	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower was instructed to send in the financial documents for a workout review. On XX/XX/XXXX the Borrower made a payment and made a promise to call back to setup a payment plan. On XX/XX/XXXX the Borrower stated that the reason for default was due to family issues, but they will be able to sign the modification. On XX/XX/XXXX the Borrower called to discuss the trial modification. On XX/XX/XXXX the Borrower called to confirm the next trial payment due dates. On XX/XX/XXXX an agent informed the Borrower that the final modification documents were mailed on XX/XX/XXXX. The Borrower will check the mail and will call back to make the trial payment. On XX/XX/XXXX the Borrower stated that they are in the process of signing the final modification documents. They are having a difficult time reaching the Co-Borrower. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421226	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called regarding XXX damage that occurred in XXX.  The claim process was discussed.  On XX/XX/XXXX, the borrower called to check on the status of the claim check.  The servicer confirmed it had been received and endorsed today.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage sustained to the property in the middle of XXX per notes dated XX/XX/XXXX.  The claim was classified as stamp and go per notes dated XX/XX/XXXX.   The claim check for $X.XX was released to the customer on XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421125	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower disputed the delinquency, stating that had already paid XXX payment on XX/XX/XXXX.  The servicer advised the caller to send proof of payment.  On XX/XX/XXXX, the customer stated that had made payments for both XXX and XXX with the prior servicer.  The agent confirmed that only the XXX payment had been received.  The final dispute answer was sent on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner advised that they were going to pay the insurance policy on own and did not want the servicer to make the payment.  The customer requested that the escrow account be changed to not include insurance.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421597	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Co-Borrower stated that the reason for default was due to the Borrower being ill. Loss mitigation retention and liquidation options were discussed. On XX/XX/XXXX the trial modification approval was discussed. On XX/XX/XXXX an authorized third party stated that the Borrower has a hard time remembering to make payments, but they will help the Borrower. On XX/XX/XXXX an agent informed the Borrower that the trial modification plan was approved. The payments were scheduled. On XX/XX/XXXX an agent informed the Borrower that the modification was mailed on XX/XX/XXXX. On XX/XX/XXXX an authorized third party stated that they received the modification agreement and will return them by the due date. On XX/XX/XXXX an authorized third party called to make a payment. On XX/XX/XXXX the Borrower made a payment. There has been no further communication with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193421291	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called to get general information regarding the account since loan was just transferred. On XX/XX/XXXX, borrower returning missed call and stated made a payment for $X.XX, to previous Mortgage Company in XXX. Agen advised loan was just acquired and advised borrower of XXX XX days. On XX/XX/XXXX, Called and spoke to borrower who stated is no longer working as he has to take care of son and spouse. RFD: illness of family. Borrower can repay payment stated will make the payment for one month and the XXX payment later. On XX/XX/XXXX, borrower called in to make the XXX payment and was advised to send in the Insurance documents. On XX/XX/XXXX, Borrower called to schedule a payment for $X.XX. On XX/XX/XXXX, borrower called to go over the account status. On XX/XX/XXXX, borrower called to schedule a payment for $X.XX. Agent advised new payment for $X.XX, will be starting XX/XX. On XX/XX/XXXX, borrower called to find out how to remove co-borrower since co-borrower has passed away. On XX/XX/XXXX, borrower called about taking co-borrower off the loan. Agent provided several options. No additional calls, Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193420990	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make reinstatement payment. On XX/XX/XXXX, authorized third party/spouse informed servicer that the borrower had passed away, and agent requested probate/will and death certificate. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421880	XXX		2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an agent informed the Borrower that they are XXX months past due from XX/XX/XXXX through XX/XX/XXXX. The Borrower stated that they refinanced the loan with the prior servicer, and they are not behind. The Borrower made a $X.XX payment to the prior servicer. The reason for default was due to servicing issues. The property is tenant occupied.  On XX/XX/XXXX the Borrower called to make a $X.XX payment, and the late fees were discussed. On XX/XX/XXXX the Borrower stated that they will make a payment but will not pay the late fees. A payment was made by phone. On XX/XX/XXXX the Borrower stated that they submitted a written dispute for a reported late payment. The agent instructed the Borrower to fax over the dispute. On XX/XX/XXXX the Borrower called to cancel a scheduled payment. The agent assisted and the payment was cancelled. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422002	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party requested account information. On XX/XX/XXXX the Co-Borrower called to have their family member added to the account as an authorized party. On XX/XX/XXXX the Co-Borrower called to have a third party added to the account due to the Borrower being deceased. On XX/XX/XXXX an authorized third party stated that they received a refund check, but they do not want the insurance to be escrowed. The agent advised that the payment would need to be made in order to bring the escrows to a $X.XX balance. The third party stated that the Borrower is deceased. On XX/XX/XXXX the Co-Borrower called to speak with a specific representative regarding a refund check from escrow.  On XX/XX/XXXX the Co-Borrower called to speak with the prior representative. The agent was not available, and a callback number was requested. On XX/XX/XXXX the Co-Borrower called to find out how they could make an escrow only payment. On XX/XX/XXXX the Co-Borrower called to make an escrow only payment. There has been no further communication with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420941	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	06/30/2025
XXX	193421991	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called regarding claim check and call was transferred to loss draft department. On XX/XX/XXXX, authorized third party called regarding claim check and to have their password reset. On XX/XX/XXXX, authorized third party called stating they sent claim check two weeks ago, and call was transferred to loss draft department. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  No details regarding damage provided. However, there is an open insurance claim, as evidenced by the authorized third party calling several times between XX/XX/XXXX and XX/XX/XXXX to discuss unspecified insurance claim checks. No evidence of damage type, cause of damage, date of loss, or repair status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/16/2025
XXX	193420804	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of the dispute. On XX/XX/XXXX the Borrower stated that they are willing to make a payment if the repayment plan is re-opened. On XX/XX/XXXX the Borrower called to check on the status of the retention review. On XX/XX/XXXX the Borrower stated that they are waiting on an answer to their appeal. On XX/XX/XXXX the Borrower stated that they received a repayment plan offer after the acceptance date had already expired. They emailed an appeal. On XX/XX/XXXX the Borrower stated that they sent in an appeal letter for the XX/XX modification denial. On XX/XX/XXXX the agent advised that retention options are no longer available a reinstatement quote was requested. On XX/XX/XXXX the Borrower stated that they are trying to come up with the funds to reinstate the account. On XX/XX/XXXX the Borrower stated that the repairs are complete and the restricted escrow funds were discussed. The Borrower is not ready to reinstate the account. On XX/XX/XXXX the Borrower requested a reinstatement quote. On XX/XX/XXXX the Borrower called to discuss a repayment plan. On XX/XX/XXXX the Borrower stated that the repairs are complete, but they have not received an update on the inspection. On XX/XX/XXXX the Borrower stated that the repairs are complete, and they are just looking for a matching piece of XXX for the property. The escrow shortage and payment change were discussed. On XX/XX/XXXX the Borrower stated that the property was inspected and is waiting for the funds to be released. The payment amount was discussed. On XX/XX/XXXX The Borrower called to speak to the loss draft department regarding the repair funds. On XX/XX/XXXX the Borrower called to make a payment and stated that the reason for default was due to a curtailment of income. On XX/XX/XXXX the Borrower requested a copy of the payment history. On XX/XX/XXXX the Borrower requested that the monthly statement and payment history be made available to them on the web portal. On XX/XX/XXXX the Borrower requested assistance with accessing the web portal. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on XX/XX/XXXX indicate that the Borrower had filed a claim for unknown damage that occurred on an unknown date. The Borrower called to advise that the repairs are done and wanted to discuss the claim funds in restricted escrows. On XX/XX/XXXX the Borrower called to speak to the loss draft department regarding the claim funds. There is no evidence that an inspection was completed or that the funds were released.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/07/2025
XXX	193421993	XXX		3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment XX/XX/XXXX: Borrower called stated property XXX last month and need Loss Draft.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	06/26/2025
XXX	193420050	XXX		2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period. This property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. No resulting damage.
							06/30/2025	07/15/2025
XXX	193420096	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to discuss the escrow information due to an increase in the payment. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/03/2025
XXX	193421514	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There have been no contact attempts or skip tracing efforts. No detrimental issues were noted. The loan is currently performing.
							06/30/2025	06/13/2025
XXX	193422211	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a payment and didn't want to speak on the account. On XX/XX/XXXX the Borrower stated that they made a double payment and requested a refund. On XX/XX/XXXX the Borrower stated that they already made a payment on the XX and requested a refund for the XX/XX payment. On XX/XX/XXXX the Borrower stated that they are unable to make a payment due to bank fraud. On XX/XX/XXXX the Borrower stated that their bank account was hacked, and they are waiting on the funds to be replaced. On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX and stated that the reason for default was due to the illness of the Borrower. On XX/XX/XXXX the Borrower verbally accepted a repayment plan. On XX/XX/XXXX the Borrower called to make a repayment plan payment. On XX/XX/XXXX the Borrower called to get the insurance policy information. They stated that the XXX is damaged. On XX/XX/XXXX the Borrower stated that they made a payment. On XX/XX/XXXX the Borrower called to review the account. On XX/XX/XXXX and XX/XX/XXXX the Borrower made XX payments on the IVR and advised that both of the payments will not clear. A request was placed to return one payment. On XX/XX/XXXX the Borrower requested to speak with the account manager regarding the repayment plan. The agent advised that the repayment plan is no longer active. The existing arrears was discussed.  On XX/XX/XXXX the Borrower called to discuss the payment and account information. On XX/XX/XXXX the Borrower called to verify that their XX/XX/XXXX ezpay was scheduled. On XX/XX/XXXX the Borrower called to find out if there was a service transfer and made a payment. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower made a payment. On XX/XX/XXXX the Borrower requested a payoff quote. On XX/XX/XXXX the Borrower called to make a payment. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called to obtain the insurance information. They stated that the XXX was damaged. There is no evidence that a claim was filed or that the repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193421687	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only borrower contact was on XX/XX/XXXX, when borrower called  to discuss his payment amount and the interest rate. Agent provided both. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421603	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that there was a tornado on XX/XX/XXXX that damaged the XXX and XXX of the property. It took half of the XXX and all of the XXX. The call was transferred to the claims department. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that the XXX and XXX of the property was damaged by a XXX that occurred on XX/XX/XXXX. XXX and XXX was XXX. The Borrower was transferred to the claims department to file a claim. There is no evidence that the claim was approved/denied or that the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193421053	XXX		3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the servicer confirmed that the loan is in foreclosure and ordered a reinstatement quote.  On XX/XX/XXXX, the borrower requested a reinstatement quote and cited curtailment of income as the hardship.  On XX/XX/XXXX, the customer requested a hardship application to modify the mortgage.  On XX/XX/XXXX, the homeowner cited excessive obligations as the hardship.  The agent provided the list of two documents required for the review.  On XX/XX/XXXX, the servicer advised of the missing loss mitigation documents.  On XX/XX/XXXX, the borrower called regarding the loss mitigation status.  The servicer confirmed the complete package was received.  On XX/XX/XXXX, the customer inquired about options since the loan is ineligible for loss mitigation.  On XX/XX/XXXX, the homeowner requested a reinstatement quote.  On XX/XX/XXXX, the borrower inquired about the escrow information sent via email.  On XX/XX/XXXX, the customer expressed concern about the monthly payments.  The homeowner is being charged for an additional payment and will send a document.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a Pace / Hero Clean Energy lien on the title (item #XX) that maintains superior priority status per notes dated XX/XX/XXXX.  This lien will survive the foreclosure and become the responsibility to maintain of whomever acquires the property per notes dated XX/XX/XXXX.  There is no evidence of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							06/30/2025	06/28/2025
XXX	193420402	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/14/2025
XXX	193420759	XXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior toXX/XX/XXXX. On XX/XX/XXXX, an agent called and spoke to co-borrower who stated that  has sent the Policy like four times. The agent advised borrower to send in policy through the my coverage info website and customer agreed and stated will do it today. On XX/XX/XXXX, The borrower called to check if Servicer received the Flood Insurance. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/26/2025
XXX	193420200	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only contact was on XX/XX/XXXX, when a collection call was made, and borrower advised they had already sent payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193420925	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the authorized sibling advice that the borrower is sick with cancer and showing signs of dementia and Alzheimer’s disease.  On XX/XX/XXXX and XX/XX/XXXX, the authorized third party called to follow up on the required documents for the loss mitigation review.  On XX/XX/XXXX, the authorized third party called to check on the retention status.  The agent replied that it was closed due to inactivity.  On XX/XX/XXXX, the authorized third party called to change the mailing address.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/06/2025
XXX	193421686	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	06/13/2025
XXX	193420719	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX they called in to update the phone number. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they called to make sure their payment went through. Contact with the borrower on XX/XX/XXXX and the customer had a question about a letter they received. No further specifics noted. No further contact with the borrower or attempts made due to the loan was performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193420883	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to inquire about the 480 forms for Taxes. The agent advised available online. No additional calls, Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193420189	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called for account details. On XX/XX/XXXX, authorized third party called stating both borrowers were deceased and that she is the one making payments. Agent requested necessary documentation. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193421018	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	06/18/2025
XXX	193421759	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	06/13/2025
XXX	193420921	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to know why the payment increased due to they pay their own insurance. The customer stated they will fax in proof. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts were made. Contact with the borrower on XX/XX/XXXX and they were informed of the payment and the customer stated they were ill. Contact with the borrower on XX/XX/XXXX and they stated their payment is still the same and they have homeowners insurance. The customer was informed still need to have proof of the insurance. Contact with the borrower on XX/XX/XXXX and discussed the lpi and current policy. Contact with the borrower on XX/XX/XXXX and they stated just made a payment via XXX. The customer also explained they do not understand how to write the LPI. Contact with the borrower on XX/XX/XXXX and they stated got insurance advice and will send the policy in via fax. Contact with the borrower on XX/XX/XXXX and they stated they were in the hospital and they will call when they get home. The customer was offered a repayment plan. Contact with the borrower on XX/XX/XXXX and they wanted to know why there were calls and it was explained due for the XXX payment. The customer stated the secondary borrower passed away and they will make a payment at the end of the week. The customer was informed to send in the death certificate and documents. Contact with the borrower on XX/XX/XXXX and they stated will make a payment via XXX. The borrower stated not interested in retention options. Contact with the customer on XX/XX/XXXX and they stated they have been ill but will make a payment via XXX. Contact with the borrower on XX/XX/XXXX and they stated will make a payment via XXX. The customer also stated sent in insurance documents and they were informed have not been received yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/15/2025
XXX	193421814	XXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only contact was on XX/XX/XXXX, when an authorized third party called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193421371	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the Borrower called for information of the Insurance. On XX/XX/XXXX, the borrower called and stated the Servicer had not made the Insurance payment. They requested the insurance be escrowed. The agent advised should be paid in the next couple of days and the borrower will receive an Escrow Analysis with a new payment amount. No additional calls, Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/28/2025
XXX	193420362	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment and discuss assistance. On XX/XX/XXXX, borrower called with authorized third party to fill out assistance application. On XX/XX/XXXX, borrower called to discuss deferral. On XX/XX/XXXX, borrower called regarding deferral, and set up a payment for XX/XX/XXXX. On XX/XX/XXXX, borrower said they were sending their insurance declaration page. On XX/XX/XXXX, borrower called because payment had not been drawn from their account yet. Agent advised that the payment hadn't posted yet. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420676	XXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The customer filed bankruptcy no attempts made. On XX/XX/XXXX it shows the bankruptcy was dismissed. Contact with the customer on XX/XX/XXXX and they stated plan to make XX payments by the end of the month to bring the loan current. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The noted indicate the bankruptcy may be reinstated. Contact with the borrower on XX/XX/XXXX and they stated will set up ez-pay in XXX. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The notes indicate an amended proof of claim was filed on XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated waiting on the funds to make the payment. Contact with the borrower on XX/XX/XXXX and they stated would prefer to make the payment online. No further contact with the borrower and the loan is performing bankruptcy plan.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421631	XXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower decline modification assistance. On XX/XX/XXXX, borrower called to make payment. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower promised to pay. On XX/XX/XXXX, borrower promised to pay, citing curtailment of income. On XX/XX/XXXX, borrower promised to make payment and discussed modification. On XX/XX/XXXX borrower called to discuss account. On XX/XX/XXXX, borrower made payment. On XX/XX/XXXX, borrower promised to pay that XXX. On XX/XX/XXXX, borrower promised to pay by XX/XX/XXXX. On XX/XX/XXXX, agent called to collect payment, and borrower promised to pay in the next day or so. On XX/XX/XXXX, borrower called to promise payment that XXX. On XX/XX/XXXX, borrower called to promise payment later that day or the next. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193421792	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called and stated will be making payment online. On XX/XX/XXXX, The borrower called and wanted to know if Servicer is going to pay the Condominium’s Insurance. On XX/XX/XXXX, the borrower called to request an update on Insurance. On XX/XX/XXXX, the borrower called to schedule payment. On XX/XX/XXXX, the borrower called need help to reset password. On XX/XX/XXXX, the borrower called regarding the payment. On XX/XX/XXXX, the borrower called to schedule the XXX payment, because does not have the money on the account. On XX/XX/XXXX, the borrower called to cancel the ezpay. On XX/XX/XXXX, the borrower called to make the XXX payment. On XX/XX/XXXX, the borrower called and was advised of payoff quote and monthly payment. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193421976	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period from XX/XX/XXXX through current. The loan was performing and not attempts were made to contact the borrower.
							06/30/2025	06/13/2025
XXX	193421959	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss repayment plan. On XX/XX/XXXX and XX/XX/XXXX, borrower informed servicer that he sent payment and provided tracking number. On XX/XX/XXXX, borrower called to discuss payment plan. On XX/XX/XXXX, borrower called to verify payment receipt. On XX/XX/XXXX, borrower informed servicer that he sent payment and provided tracking number. On XX/XX/XXXX, borrower called to discuss loan ownership changes, and agent explained the servicer has remained the same. On XX/XX/XXXX, borrower informed servicer that he sent payment and provided tracking number. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193421239	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after several attempts made. Contact with the borrower on XX/XX/XXXX and they requested escrow removal form. Contact with the borrower on XX/XX/XXXX and they inquired about the escrow removal form. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts made. Contact made with the borrower on XX/XX/XXXX and they called to make a payment. The customer stated they had a death in the family. Contact with the borrower on XX/XX/XXXX and they did not give consent to record and disconnected the call. Contact with the borrower on XX/XX/XXXX and they had questions about a letter they received. Contact with the borrower on XX/XX/XXXX and they set up ez-pay arrangements and the customer stated they plan to pay an additional $X.XX monthly the next XX months. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they were informed will be up to date for XXX with additional $X.XX. The customer stated it has shown that there was no payment in XXX. The customer stated the payment was made. The borrower was advised to send in the bank statement reflecting the transaction. Contact with the customer on XX/XX/XXXX and they set up a payment. The customer declined assistance for additional $X.XX for XXX. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/07/2025
XXX	193421768	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the Co-Borrower called and stated the borrower was sick and wanted to know can be done because they are having a lot of expenses. The Agent advised of options available, provided help with app and reset password. On XX/XX/XXXX, called and spoke to the co-borrower and advised that borrower lives of Social Security Insurance. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/19/2025
XXX	193421482	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, agent called to collect payment, which borrower scheduled. On XX/XX/XXXX, agent called to collect payment, which borrower scheduled. Agent also went over upcoming payment change. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, agent called to collect payment, which borrower then scheduled. Escrow account also discussed. On XX/XX/XXXX, borrower called asking why auto-draft payment hadn't pulled yet. Agent advised them to allow time and make sure funds are available. Agent also advised that there was no escrow shortage and overage was being worked on. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193420042	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX.. Contact with the borrower on XX/XX/XXXX and went over the payment history and went over the escrow analysis. The customer stated was having problems with their computer and not able to see the payments. The borrower stated will be making a payment today. No further contact with the borrower and the loan remained performing. The notes showed dialer attempts but in error due to it was on the do not call list per notes on XX/XX/XXXX. It shows one dialer attempt went through in error on XX/XX/XXXX but the other attempts appear to have been disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	06/18/2025
XXX	193420974	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower inquired of LPI payments and escrow information. On XX/XX/XXXX borrower inquiring on increase escrow amount and the analysis. On XX/XX/XXXX borrower updated insurance information. On XX/XX/XXXX borrower requested a new escrow analysis done due to new insurance. On XX/XX/XXXX borrower called in to discuss insurance policies. On XX/XX/XXXX borrower concerned about the escrow payment was advised of the shortage. On XX/XX/XXXX borrower called in for assistance on setting up ACH. On XX/XX/XXXX borrower called in stating insurance has not been paid, was advised newly transferred loan and to have insurance send in Mortgage clause page.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification was completed by prior servicer with no date documented.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420796	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss assistance options, citing curtailment of income as reason for default. On XX/XX/XXXX, borrower called to confirm next due date and payment amount. On XX/XX/XXXX, borrower called to make a split payment. On XX/XX/XXXX, borrower called to confirm loan status. On XX/XX/XXXX, borrower called to request auto-draft form and check balance. On XX/XX/XXXX, borrower called to verify payment receipt, which agent confirmed. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421006	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they were inquiring on the return payment for XXX. The customer was informed it was not reported late. The customer was informed not showing insurance on the loan. The customer stated will search for the insurance and call back since they were on a trip to XXX. Contact with the customer on XX/XX/XXXX and they stated waiting on inspection to get their own insurance. The customer stated they should have it by XXX and they were provided the insurance departments number. Contact with the customer on XX/XX/XXXX and they were not happy with the payment increase due to the escrow. The customer was informed a new escrow analysis will be done due to the insurance information being updated. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and discussed the loan being recently transferred. The customer inquired about ach and they were informed they can sign up on the website. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they requested their 1098. The customer had filed a complaint for their escrow analysis. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior Bankruptcy dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421136	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called for assistance in making a payment and discussed loss mitigation. On XX/XX/XXXX borrower stated keeping the property and had sent in information via online. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX third party advised of loan transfer. On XX/XX/XXXX borrower called in to make XX payments and look at options on loan application completed. On XX/XX/XXXX needed assistance on making a payment and requested a reinstatement quote. On
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/13/2025
XXX	193420372	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only contact was on XX/XX/XXXX SII called in about payment and father should have  been on the modification requested divorce decree document showing SII. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No effective date was provided for the loan modification went by comments of completion.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421796	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to set up a payment. No further contact with the borrower or attempts made as the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior bankruptcy dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420186	XXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX made a payment. On XX/XX/XXXX requested a copy of the 1098 statement. On XX/XX/XXXX advised that borrower passed away and requested death certificate. On XX/XX/XXXX stated borrower 1 passed away and will send in document when it is received. On XX/XX/XXXX payment made. On  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No effective date available prior servicer completed the modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420428	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they set up a payment and stated not impacted by the storms. The customer requested ach forms to set up ach on the account. Contact with the borrower on XX/XX/XXXX and they wanted to cancel the ach had questions about the fees. The customer promised to pay XX/XX/XXXX. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they called about their insurance and they were informed where to send the documents via email. No contact with the borrower and the loan remained performing from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they made an escrow only payment. Contact with the borrower on XX/XX/XXXX and he had questions about the payment going up due to the insurance. The customer was informed to contact the insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The customer filed bankruptcy XX/XX/XXXX and discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420746	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Servicer called and spoke to the borrower, who scheduled a payment for $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Agent called and spoke to borrower regarding payment intentions. The borrower stated will mail payment on XX/XX/XXXX. On XX/XX/XXXX, The borrower called and spoke to agent, The borrower stated RFD: due to illness of Principal Mortgagor. The borrower schedules a payment for $X.XX, payable XX/XX/XXXX. On XX/XX/XXXX, the Borrower called to schedule a payment, and the agent advised the borrower that XXX is now due for $X.XX.  The borrower made a payment of $X.XX. On XX/XX/XXXX, The borrower called in to verify that the account is up to date with the mortgage payments. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior BK, Chapter #XX, case# XXX, DismissedXX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421875	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower upset on receiving Spanish line call, borrower is not well. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX borrower will attempt to catch up. On XX/XX/XXXX discussed modification and repayment plan. On XX/XX/XXXX loan not eligible for deferral discussed loan modification. On XX/XX/XXXX borrower authorized niece and promise to pay next week. On XX/XX/XXXX borrower schedule a payment discussed a repayment plan. On XX/XX/XXXX borrower called to cancel repayment plan. On XX/XX/XXXX payment scheduled. On XX/XX/XXXX Borrower stated needed more time to make the payment. On XX/XX/XXXX inquired on making a payment. On XX/XX/XXXX made a payment. On XX/XX/XXXX called to make a payment and request insurance company. On XX/XX/XXXX advised waiting for funds. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX borrower inquired on letter was advised payment was made and to disregard. On XX/XX/XXXX will resend out check. On XX/XX/XXXX questions about insurance check. On XX/XX/XXXX made a payment. On XX/XX/XXXX discussed returned check was not his fault and doesn't was it reported as late. On XX/XX/XXXX borrower inquired on default letter was advised that payment was already made. On XX/XX/XXXX making a payment and copy of insurance. On
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193422175	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in regarding the claim check for the XXX damage that occurred on XX/XX/XXXX as they stated repairs will be completed on the property.  They were advised that they had received the check in the amount of $X.XX and said they will review documents to determine the processing times once the adjusters report was received. On XX/XX/XXXX, the borrower called to check on the status of the check and was advised as soon as the check clears, it will be mailed out. There was no other contact with the borrower after this date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower called stating they repairs for the XXX damage will be completed on the property.  The insurance check has been received  and was mailed to the borrower on XX/XX/XXXX.  There was no indication that the repairs have been completed yet.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421613	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower was contacted and stated the reason for default was due to pay period.  The borrower agreed to schedule a payment for XX/XX/XXXX with a late fee and an additional towards principal in the amount of $X.XX.  The borrower inquired about the loss draft claim and how to get the funds and was referred to the loss draft department.  There was no other contact with the borrower after this date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An initial comment on XX/XX/XXXX from loss draft reflected a claim had been filed.  The borrower called in on XX/XX/XXXX to inquire about the status of the claim and how to get the funds.  As of XX/XX/XXXX, loss draft is still requiring and adjuster's estimate that they have been trying to acquire since XX/XX/XXXX.  There is no indication of what type of damage occurred, when it occurred and what the damage amount will be.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420052	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they wanted to know the equity in the loan. The customer was informed based on what they can see there is not any equity. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they had a question about fees of $X.XX and they were informed it was from an old foreclosure and they can pay at any time. Contact with the borrower on XX/XX/XXXX and they were informed the auto pay is set up for the XX of every month. Contact with the borrower on XX/XX/XXXX and they wanted to confirm the total due on the account. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to understand the monthly payment. The customer was informed are fees that were accessed. The customer was contacted on XX/XX/XXXX and they stated the statements are not matching the monthly payment amount. The customer was informed of fees on file for $X.XX. The payment on XX/XX/XXXX was not calculated in XX/XX/XXXX statement. The customer was informed a task will be open. Contact with the borrower on XX/XX/XXXX and they were informed the surplus check was sent out in the homeowners name. The customer stated the primary borrower passed away on XX/XX/XXXX. The customer was informed to send in a death certificate. The customer followed up on XX/XX/XXXX and stated the check came in their deceased spouses name. The customer was informed to send in the death certificate and a new check can be re-issued. Contact with the borrower on XX/XX/XXXX and they stated sent in the death certificate. The customer was also informed to see if she can take the death certificate to their bank and see if they will cash the check. Contact with the borrower on XX/XX/XXXX and confirmed the death certificate was received and they were inquiring on the  surplus check being reissued in their name. The customer was informed not opted in correctly. The correction was made on the account and they were informed to allow some time to process. Contact with the customer 0n XX/XX/XXXX and they have had an issue with their bank and wanted to change the date of the ach. Contact with the customer on XX/XX/XXXX and wanted to confirm the ach was cancelled and if  they needed to provide their debit card information. The customer was informed that was not necessary. The borrower did set up a payment. Contact with the borrower on XX/XX/XXXX and they wanted to set the ach back up and new form was sent. Contact with the borrower on XX/XX/XXXX and they needed assistance setting up their ach plan. No further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420534	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrowers prior to XX/XX/XXXX.  On XX/XX/XXXX, the co-borrower called in and notified the servicer of the primary borrower's passing on XX/XX/XXXX.  The co-borrower plans to assume the loan and also wanted her daughter to be listed as the SII as well. There was no other contact with the co-borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421670	XXX		3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower upset on the calls states makes payment by the XX. On XX/XX/XXXX borrower stated will make the payment by the XX. On XX/XX/XXXX borrower stated will make the payment the same was via web scheduled by the XX. On XX/XX/XXXX Scheduled a payment . On XX/XX/XXXX third party states sent the death certificate. On XX/XX/XXXX was advised to send in proof of SII, it is still in process.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421381	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, The borrower called to inquire about applying for a HELOC. The agent advised to check any Financial Institution that offers HELOC. On XX/XX/XXXX, the borrower called to advise that they will be a bit behind with the XXX payment but intends to pay by XX/XX. The agent advised the borrower to cancel Insurance Notice back in XXX. The Agent advised if do not provide proof will place LPI on the account. On XX/XX/XXXX, The borrower called to advise had XXX damage and may not be able to make the XX/XX payment. The borrower wanted to know if they can have a Deferment and agent advised not offering Deferments. On XX/XX/XXXX, The borrower called and stated renewed the insurance. On XX/XX/XXXX, the borrower called to advise they paid the Policy out of pocket for this term. On XX/XX/XXXX, the borrower called to get assistance and create the online account. On XX/XX/XXXX, the borrower called in asking about the $X.XX fee charged. The agent advised upon checking it came from the previous servicer before we acquired the loan. On XX/XX/XXXX, the borrower called to change the mailing address. On XX/XX/XXXX, the Agent spoke to the borrower regarding the payment. The borrower stated that they will make payment online today. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420684	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX third party called for information on account was advised need to have authorization letter. On XX/XX/XXXX the borrower called to discuss account status. No additional contact, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421463	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to schedule a payment for XX/XX/XXXX.  On XX/XX/XXXX, the borrower was contacted and scheduled a payment for XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to make a payment and also noted that they were impacted by the disaster but already had reached their insurance carrier and waiting for the results. On XX/XX/XXXX, the borrower was contacted with a welcome call and provided the welcome information. On XX/XX/XXXX, the borrower called in to make a payment.  On XX/XX/XXXX, the borrower called in to schedule a payment to be processed.  There was no other contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated there was property damage due to the XXX and an insurance claim had been filed.  There was no other information provided about what type of damage occurred to the property, what the current status is or if the repairs have begun.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420985	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to ask about the payment change. The borrower stated that they no longer have to pay the taxes as a military veteran and was asked to send in the approval contract. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the tax exemption. The borrower placed a tax research dispute on XX/XX/XXXX. On XX/XX/XXXX, the borrower asked about the escrow disbursement check. The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower made payments. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Reaffirmation Agreement was filed per comments on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420064	XXX		2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were checking to see if there loan was transferred. Contact with the borrower on XX/XX/XXXX and they had questions about charges the prior servicer charged and they were advised to contact them. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated got insurance refund check and they were informed they need to make escrow payment. The customer stated they want to wait for the check to clear their bank and then they can set up a payment. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy filed with prior servicer and discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421583	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss filing claim with lender placed insurance. Servicer advised policy only covers structure but can still file claim. There is no evidence claim was filed or that unspecified damages were repaired. There was no contact with borrower form XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower called XX/XX/XXXX to file claim for unspecified damages. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193420872	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called on XX/XX/XXXX to dispute credit reporting; stating that account is not reporting due to prior bankruptcy. Borrower called XX/XX/XXXX to have credit bureau payments corrected. On XX/XX/XXXX borrower called for update on credit dispute. On XX/XX/XXXX dispute was closed. Borrower called XX/XX/XXXX for update on credit reporting. Borrower called XX/XX/XXXX regarding payment increase. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420563	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. On XX/XX/XXXX authorized third party called to discuss insurance and confirm death certificate was received. Party also stated will make payment by XX/XX/XXXX. Authorized third party called XX/XX/XXXX to make payment on account. Authorized third party called XX/XX/XXXX regarding executor letter. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421998	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment of $X.XX, due on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to find out why they got a letter advising needs to make a payment for the amount: $X.XX. The agent advised of Statement Date: XX/XX/XXXX to XX/XX/XXXX. Regular payment of $X.XX. The agent advised the statement was created before the payment was taken. On XX/XX/XXXX, the borrower called in to make a payment due on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to schedule a payment for $X.XX, date XX/XX/XXXX. Borrower claims should not have fees and agent made borrower aware fees were from previous lender when loan was in Foreclosure. Borrower claims will find proof account that all current. On XX/XX/XXXX, The borrower called to schedule a payment for $X.XX. On XX/XX/XXXX, The borrower called to schedule a payment for $X.XX. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193422164	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Notes on XX/XX/XXXX indicate XXX complete 100% inspection from prior loss. Contact with the customer on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX to make a payment and they stated their spouse needs to contact back No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated their spouse will be making the payment. Contact with the borrower on XX/XX/XXXX and they were informed the account is still due and they stated their spouse will be making the payment. No further contact with the borrower and the loan was performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421177	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the insurance claim check that was received. The check was endorsed and mailed to the borrower on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property. The date of loss was not noted. The claim was classified as endorse and release and the check was sent to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420297	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX servicer called to update account due to service transfer. Borrower refused to verify account. Borrower called XX/XX/XXXX regarding lender placed insurance letter and stated has own insurance policy. Borrower called XX/XX/XXXX regarding new insurance policy. Borrower called XX/XX/XXXX to discuss insurance and escrow account; stated account should not be escrowed. Borrower called XX/XX/XXXX regarding escrow shortage. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421219	XXX		3
[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX and advised borrower is deceased. Borrower called XX/XX/XXXX regarding death certificate letter. Servicer advised can disregard letter. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/14/2025
XXX	193421672	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, unauthorized third party (UTP) called in to update the account. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the Successor in Interest (SII) was confirmed and promised to make another payment soon. The SII called in to make a payment on XX/XX/XXXX. Another payment was made on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/07/2025
XXX	193421425	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer made collection call and borrower made payment. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420878	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is in chapter XX bankruptcy. Borrower called XX/XX/XXXX to make payment on account. There was no further contact with borrower. Loan is in active bankruptcy and is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2024
XXX	193420267	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No calls prior to. On XX/XX/XXXX, the borrower called to schedule payment. The agent advised of total amount due borrower declined and stated only $X.XX today. The agent advised Loss Mitigation assistance. The borrower declined and stated plans on paying the balance of the total amount due. The agent set up the payment for $X.XX and offered to set up the balance. On XX/XX/XXXX, the agent sent an email to the borrower regarding status of the account to advise borrower loan is XX months past due and was referred to Foreclosure. The borrower stated want to Reinstate loan and requested the fees and cost. On XX/XX/XXXX, the Borrower called regarding the Reinstatement. No additional calls, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/10/2025
XXX	193420519	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower declined modification as rate is too high. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding reinstatement and stated would like to make a payment. Servicer advised can only accept full amount to reinstate. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower called and stated is working with third party for assistance funds. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance letter; stated has own insurance. Borrower called XX/XX/XXXX to discuss escrow account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to discuss new insurance carrier. Borrower called XX/XX/XXXX and requested copy of 109 tax form. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no other contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422016	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know why their statement showed $ X.XX and the borrower was informed fees from the previous servicer. The borrower set up a payment for $X.XX for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were informed of their escrow and that their was a shortage previously. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to set up a payment. Contact with the borrower on XX/XX/XXXX and they were inquiring on a check they got from the insurance company. The customer was given the loss draft phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421395	XXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called in regard to a payment that was made to the prior servicer. On XX/XX/XXXX the Borrower called to confirm that the XXX payment was received.  On XX/XX/XXXX the Borrower called to see about the grace period and stated that the Co-Borrower is deceased. The agent instructed the Borrower to send in the death certificate. The Borrower made a promise to pay. There has been no further communication with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420102	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for the principal balance on the loan. On XX/XX/XXXX, the borrower called in about a hazard claim check. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported an insurance claim check on XX/XX/XXXX. The amount, type of damage and date of loss were not provided. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/12/2025
XXX	193420445	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for status of XXX claim. Servicer advised of documents needed. Borrower called  XX/XX/XXXX regarding insurance claim. Claim was filed for XXX damage. Claim funds received XX/XX/XXXX in the amount of $X.XX and posted to restricted escrow. No evidence claim funds have been released to borrower or that repairs are completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX and XXX damage noted on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and posted to restricted escrow. No evidence claim funds have been released to borrower or that repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/02/2025
XXX	193421327	XXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior Chapter XX bankruptcy, case# XXX was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. Prior Chapter XX bankruptcy, case#XXX was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. Prior Chapter XX bankruptcy, case#XXX was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. Prior Chapter XX bankruptcy, case#XXX was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The collection comments from XX/XX/XXXX through XX/XX/XXXX were not available for review. There have been no skip tracing efforts and there has been one outbound contact attempt. There have been multiple bankruptcies throughout the life of the loan. No other detrimental issues were noted. The loan is currently performing.
							06/30/2025	12/06/2024
XXX	193421149	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about receiving a deceased borrower form that they did not request. The borrower was advised to disregard the form. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/12/2025
XXX	193421061	XXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower promised to pay online by XX/XX/XXXX. Agent advised them of impending servicing transfer. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX and XXX damage claim opened XX/XX/XXXX. Date of loss not mentioned. Damage includes XXX, and XXX which caused interior damages. There is no further mention of estimates, checks/draws issued, repairs being 100% completed, or claim status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/11/2025
XXX	193420659	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Co-Borrower called to obtain the total amount due and to confirm that the insurance was paid.  On XX/XX/XXXX the Co-Borrower called to discuss a letter they received in the mail. On XX/XX/XXXX the Co-Borrower made a promise to pay before the XX. On XX/XX/XXXX the Co-Borrower stated that there should be two homes on this account and there is only one listed. They have been paying insurance for the second property out of pocket. The agent advised that per the Note, there is only one property listed on the account. On XX/XX/XXXX the Borrower stated that they made a payment through the IVR system. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421004	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested that the escrow account be removed and stated that they have never had an escrow account before. On XX/XX/XXXX, the borrower stated that they never requested a cease and desist on the account and was advised to send an email to remove it. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	05/22/2025
XXX	193421973	XXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding insurance claim check; stated that has received other checks and this is the final one. Servicer advised to send in adjuster report and check to endorse. Borrower called XX/XX/XXXX for claim status. Servicer advised have not received claim check. Borrower called XX/XX/XXXX for insurance information. No evidence claim check received from borrower or evidence repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX. Borrower stated has received other checks and this is the final one. No evidence of additional funds received or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193421141	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There have been no skip tracing efforts, and there has been 13 outbound contact attempts. No detrimental issues were noted. The loan is currently performing.
							06/30/2025	07/10/2025
XXX	193421071	XXX		3	[3] Property Damage - UTD - No evidence of resolution [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim first received on XX/XX/XXXX for unspecified damages and unspecified date of loss. On XX/XX/XXXX, a stamp and go claim check was disbursed for $X.XX. Claim was still open as of XX/XX/XXXX. No other information or updates provided within review period.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							06/30/2025	07/08/2025
XXX	193420640	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX a third party could not commit to pay. The reason for default was due to the death of the Borrower. On XX/XX/XXXX a third party spouse called to advise that the Borrower had passed away and then began to scream expletives. On XX/XX/XXXX the Borrower called to make a payment.  On XX/XX/XXXX a third party called to make a payment. On XX/XX/XXXX and XX/XX/XXXX a third party called to make a payment. On XX/XX/XXXX an authorized third party called to find out if the insurance premium was paid. The agent confirmed that the payment was sent. The third party made a payment.  On XX/XX/XXXX an authorized third party called to make a payment. There has been no further communication with the Borrower. The Borrower is deceased. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193422158	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and attempts to contact borrower were not successful. Borrower is on automatic payments each month. Loan has been performing for the duration of the review.
							06/30/2025	07/08/2025
XXX	193421847	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and no attempts to contact borrower. Loan was performing for duration of review.
							06/30/2025	07/08/2025
XXX	193421089	XXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX a third party called to advise that the Borrower is deceased. The agent instructed them to send in the death certificate and any other documents. There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX an authorized third party called to obtain the loan number and payment address. There has been no further communication with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025
XXX	193420339	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and no attempts to contact borrower. Loan is performing.
							06/30/2025	07/08/2025
XXX	193421563	XXX		3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted at inspection on XX/XX/XXXX. XXX has been XXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and no attempts to contact borrower. Loan was performing for the duration of the review.
							06/30/2025	07/10/2025
XXX	193421830	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower inquired about payment increase and agent advised it was due to insurance premium increase. On XX/XX/XXXX, an authorized third party called regarding an aged check for an insurance claim from XXXX and agent said they would research. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/09/2025
XXX	193421373	XXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX a third party called to check on the status of the modification application. On XX/XX/XXXX a third party was advised that the workout was closed due to the receipt of an incomplete package. On XX/XX/XXXX and XX/XX/XXXX a third party called to check on the status of the application for assistance. On XX/XX/XXXX a third party called to discuss a workout and to check on the foreclosure status. On XX/XX/XXXX an third-party called to request a list of documents that are still needed for a workout review. On XX/XX/XXXX a third party called to advise that they resubmitted a workout package for review. On XX/XX/XXXX an authorized third party called for an update on the modification application. On XX/XX/XXXX a third party called to advise that the Borrower has filed bankruptcy. On XX/XX/XXXX an authorized third party called to check on the status of the loan modification application. On XX/XX/XXXX an authorized third party stated that the reason for default was due to a curtailment of income. The agent advised that a modification was denied on XX/XX/XXXX, On XX/XX/XXXX an agent informed the third-party caller that the Borrower was denied assistance and provided the total amount due. On XX/XX/XXXX a third party called to check on the status of the loss mitigation application that was submitted. On XX/XX/XXXX the Borrower stated that they would like to reinstate the loan and requested a reinstatement quote. On XX/XX/XXXX the Borrower called to check on the status of the reinstatement quote. The foreclosure status was provided. On XX/XX/XXXX the Borrower called to check on the status of the reinstatement letter. On XX/XX/XXXX the Borrower verified the wire information and requestion the escrow information and a reinstatement quote. On XX/XX/XXXX an authorized third party called for the fax number to the refinance department. On XX/XX/XXXX an authorized third party called to discuss the escrow information and a verification of mortgage. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an authorized third party called to find out when the last payment was received. On XX/XX/XXXX an authorized third party was advised that the loan is current. On XX/XX/XXXX a third party wanted to know if the Borrower qualifies for mortgage assistance. The agent advised that the loan is current so they would not qualify for assistance. On XX/XX/XXXX the Borrower requested a password reset for the web portal and requested a mortgage interest breakdown. On XX/XX/XXXX the Borrower called to confirm that the payment was applied to the correct account. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							06/30/2025	07/08/2025